PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 91.3%
Asset-Backed Securities 26.7%
Automobiles 0.8%
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class E, 144A	4.740%	11/14/25	1,200	$ 1,204,717
Series 2019-01A, Class A, 144A	3.630	09/14/27	8,300	8,942,926
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,822,229
				11,969,872
Collateralized Loan Obligations 15.7%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.222 (c)	01/20/32	15,000	14,705,577
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.555 (c)	07/15/29	2,500	2,463,837
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.525 (c)	07/15/29	3,498	3,454,665
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.623 (c)	01/17/28	4,000	3,820,259
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492 (c)	07/20/31	3,000	2,952,305
Elevation CLO Ltd. (Cayman Islands), Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.495 (c)	07/15/30	4,000	3,924,898
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.092 (c)	02/15/29	19,658	19,318,876
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.455 (c)	01/15/31	8,000	7,830,297
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.027 (c)	05/20/29	9,000	8,603,940
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.391 (c)	04/21/31	7,463	7,248,980
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	2.071 (c)	04/21/31	18,000	17,240,450

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.055%(c)	07/15/31	14,500	$ 13,783,922
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.275 (c)	04/15/29	10,000	9,765,451

OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	2.023 (c)	04/17/31	4,000	3,853,881
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.403 (c)	01/17/31	10,000	9,815,537
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.420 (c)	07/25/31	5,000	4,884,175
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.302 (c)	04/20/31	1,486	1,447,680
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	2.174 (c)	05/07/31	3,500	3,326,577
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.562 (c)	10/20/28	14,750	14,636,307
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.492 (c)	10/20/30	8,750	8,556,734

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.865 (c)	01/15/31	19,000	18,019,756
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.455 (c)	01/25/31	4,500	4,390,010
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.845 (c)	01/25/31	3,000	2,860,557

Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.155 (c)	07/15/27	5,953	5,895,771
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.485 (c)	10/15/30	2,739	2,679,969
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.423 (c)	01/17/31	10,500	10,240,671

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.408%(c)	01/22/31	3,000	$ 2,954,321
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.465 (c)	07/15/31	12,800	12,665,743
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	1.645 (c)	07/15/29	8,592	8,446,358
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.565 (c)	04/15/30	4,676	4,540,286
				234,327,790
Consumer Loans 1.9%
Lendmark Funding Trust, Series 2018-02A, Class A, 144A	4.230	04/20/27	3,200	3,219,603
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.975 (c)	09/14/32	1,765	1,760,729
Series 2017-01A, Class C, 144A	3.350	09/14/32	700	691,927
Oportun Funding LLC,
Series 2018-B, Class A, 144A	3.910	07/08/24	2,050	2,074,002
Series 2018-B, Class B, 144A	4.500	07/08/24	500	502,503
Series 2018-B, Class C, 144A	5.430	07/08/24	1,000	966,146
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,222,340
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,293,595
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	1,925,404
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,305,915
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,199,739
Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,729,269
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.022 (c)	02/25/23	1,650	1,609,072
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	08/25/25	3,400	3,244,788
				28,745,032
Home Equity Loans 1.4%
ABFC Trust, Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872 (c)	06/25/34	939	908,513

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 0.600%)	1.372%(c)	10/25/34	2,005	$ 2,009,846
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.852 (c)	11/25/33	1,758	1,660,923
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	1.132 (c)	11/25/33	3,546	3,270,134
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	0.832 (c)	10/25/32	684	673,703
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 0.590%)	1.352 (c)	06/25/43	98	93,839
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)	1.267 (c)	01/25/34	2,418	2,354,519
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	1.747 (c)	12/25/34	1,575	1,576,972

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)	1.012 (c)	01/25/35	1,051	984,496
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	2.647 (c)	08/25/33	899	901,968
Merrill Lynch Mortgage Investors Trust, Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	08/25/32	2,006	1,951,253
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192 (c)	10/25/33	1,828	1,816,752
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	09/25/33	449	438,865
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192 (c)	10/25/33	466	459,299

RASC Trust, Series 2005-KS11, Class M1, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)	0.572 (c)	12/25/35	32	32,016
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	0.952 (c)	02/25/34	872	850,157
				19,983,255

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.2%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.522%(c)	04/25/23	3,200	$ 3,085,218
Residential Mortgage-Backed Securities 3.6%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	0.812 (c)	08/25/32	286	269,378
Series 2003-04, Class 1A5	5.105	05/25/33	540	563,344
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)	0.802 (c)	02/25/35	247	236,461
Series 2005-WF01, Class A5	5.010 (cc)	11/25/34	4	3,959
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	07/25/33	640	631,559
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	0.922 (c)	03/25/34	58	58,012
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	0.592 (c)	08/25/34	7,441	6,994,638
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	11/25/34	368	367,256

Credit Suisse Mortgage Trust, Series 2018-RPL08, Class A1, 144A	4.125 (cc)	07/25/58	6,785	6,810,777
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	108	110,014
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192 (c)	11/25/33	595	577,138

Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222 (c)	09/25/33	1,411	1,375,922
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	0.932 (c)	08/25/34	687	685,984
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	0.967 (c)	03/25/35	2,272	2,193,683
GSAMP Trust,
Series 2003-HE02, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)	0.772 (c)	08/25/33	523	505,403
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	1.372 (c)	06/25/34	789	791,314

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, (cont’d.)
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	1.072%(c)	10/25/34		1,787	$ 1,666,803
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	0.792 (c)	08/25/33		1,219	1,177,709
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.220%)	0.612 (c)	06/25/34		851	816,841

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072 (c)	05/25/34		216	212,255
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072 (c)	11/25/34		961	944,455
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	0.997 (c)	05/25/35		1,474	1,439,446
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	1.172 (c)	09/25/34		2,612	2,552,934
Series 2005-03, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	0.832 (c)	04/25/35		260	259,447

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900 (c)	04/16/23	EUR	11,404	12,627,089
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750 (cc)	06/25/57		1,675	1,734,234
Series 2018-02, Class A1, 144A	3.250 (cc)	03/25/58		4,821	5,095,744
Series 2018-03, Class A1, 144A	3.750 (cc)	05/25/58		3,291	3,545,031
					54,246,830
Student Loans 3.1%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000 (cc)	11/25/43		7,372	7,676,673
Series 2019-A, Class R, 144A	0.000	10/25/48		6,022	401,022
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000	12/15/45		8,799	9,223,861
Series 2019-D, Class 1PT, 144A	2.585 (cc)	01/16/46		9,676	10,030,382
Series 2019-F, Class PT1, 144A	1.870 (cc)	02/15/45		10,565	10,698,025

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.422%(c)	11/29/24		8,243	$ 8,134,307
					46,164,270

Total Asset-Backed Securities (cost $403,677,078)					398,522,267
Bank Loans 4.0%
Building Materials 0.6%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500 (c)	10/30/26	EUR	2,400	2,739,913
Term Loan, 3 Month EURIBOR + 9.000% (Cap N/A, Floor 0.000%)	9.000 (c)	10/30/27	EUR	5,400	6,164,803
					8,904,716
Chemicals 0.3%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250 (c)	09/06/24	EUR	4,194	4,595,340
Computers 0.1%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500 (c)	09/29/25		1,706	1,720,468
Foods 0.4%
Froneri Finco SARL (United Kingdom), Second Lien Facility (EUR) Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)	5.750 (c)	01/31/28	EUR	5,400	6,305,272
Internet 0.2%
Speedster Bidco GmbH (Germany), Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250 (c)	03/31/28	EUR	2,400	2,600,913

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Leisure Time 0.2%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.500%(c)	09/12/25	EUR	2,525	$ 2,275,358
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975 (c)	03/03/24	GBP	190	223,803
					2,499,161
Oil & Gas 0.1%
Chesapeake Energy Corp., Class A Loan, 1 Month LIBOR + 8.000% (Cap N/A, Floor 10.000%)	9.000 (c)	06/24/24		4,275	2,090,475
Pharmaceuticals 0.5%
Ceva Sante Animale SA (France), Term Loan, 1 - 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)	4.750 (c)	04/13/26	EUR	5,125	5,937,214
Nidda Healthcare Holding GmbH (Germany), Term Loan F (GBP), 3 Month GBP LIBOR + 4.500%	4.756 (c)	08/21/26	GBP	1,700	2,132,579
					8,069,793
Retail 1.4%
BBD Bidco Ltd. (United Kingdom), Facility B1 Loan, 6 Month GBP LIBOR + 4.750%	5.451 (c)	11/13/26	GBP	2,400	2,886,345
EG America LLC (United Kingdom), Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%^	9.072 (c)	04/20/26		621	574,055
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.000 (c)	02/07/25	EUR	2,423	2,673,959
Second Lien Term Loan, 6 Month EURIBOR + 7.750%	8.750 (c)	04/20/26	EUR	421	468,686
Term B, 6 Month GBP LIBOR + 4.750%	5.475 (c)	02/06/25	GBP	1,100	1,343,225

Stonegate Pub Co. Ltd., Term Loan^	8.735	03/03/28		10,900	12,270,566
					20,216,836

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.2%
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000%(c)	10/10/24	2,722	$ 2,385,224

Total Bank Loans (cost $62,323,234)				59,388,198
Commercial Mortgage-Backed Securities 7.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100 (cc)	05/15/35	2,700	2,206,233
Series 2018-20TS, Class H, 144A	3.100 (cc)	05/15/35	2,700	2,111,261

BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.623 (c)	03/15/37	11,875	11,056,325
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825 (c)	10/15/36	13,907	13,535,420
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	1.848 (cc)	05/15/45	10,772	268,927
Series 2015-LC19, Class XB, IO, 144A	0.252 (cc)	02/10/48	123,049	1,341,874
Credit Suisse Mortgage Trust,
Series 2017-LSTK, Class D, 144A	3.331 (cc)	04/05/33	6,850	6,527,421
Series 2017-LSTK, Class E, 144A	3.331 (cc)	04/05/33	12,575	11,641,316

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808 (cc)	12/10/36	15,500	14,694,774
FHLMC Multifamily Structured Pass-Through Certificates,
Series K010, Class X1, IO	0.076 (cc)	10/25/20	11,839	2,114
Series K018, Class X1, IO	1.289 (cc)	01/25/22	13,338	178,635
Series K020, Class X1, IO	1.361 (cc)	05/25/22	18,590	372,695
Series K021, Class X1, IO	1.413 (cc)	06/25/22	3,907	81,012
Series K025, Class X1, IO	0.808 (cc)	10/25/22	85,462	1,268,702
Series K055, Class X1, IO	1.363 (cc)	03/25/26	22,758	1,489,981
Series KC02, Class X1, IO	0.374 (cc)	03/25/24	141,964	1,758,708

GS Mortgage Securities Corp., Series 2013-GC10, Class XB, IO, 144A	0.488 (cc)	02/10/46	103,126	1,291,375
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.436 (cc)	04/10/47	28,307	437,589
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	5,200	4,990,453
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.316 (cc)	08/15/47	45,056	598,344
Series 2015-C27, Class XB, IO	0.409 (cc)	02/15/48	52,766	914,108

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613%(cc)	07/05/31		25,950	$ 25,785,594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.512 (cc)	04/15/46		34,956	473,060
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.233 (cc)	08/15/45		65,968	333,745
Series 2013-C08, Class XB, IO, 144A	0.497 (cc)	12/15/48		68,276	722,531

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.581 (c)	01/23/29	GBP	9,500	12,179,403
UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class XB, IO, 144A	0.377 (cc)	04/10/46		140,883	1,383,654

Total Commercial Mortgage-Backed Securities (cost $120,511,657)					117,645,254
Convertible Bond 0.0%
Telecommunications
Digicel Group 0.5 Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $772)	7.000	–(rr)		39	4,823
Corporate Bonds 32.6%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		2,925	1,897,680
Aerospace & Defense 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		6,525	5,281,996
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,675	4,531,461
					9,813,457
Agriculture 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		529	525,370
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(h)	4.000	01/15/27		1,955	1,616,029

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	741	$ 709,134
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	84	78,926
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	571	559,712
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(h)	4.300	02/15/27	1,783	1,665,625
				4,629,426
Auto Manufacturers 0.9%
BMW US Capital LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.410%(h)	0.676 (c)	04/12/21	820	818,199
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	5,685	5,728,303
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,846,088
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.875	11/13/20	2,150	2,168,653
Gtd. Notes, 144A	4.000	11/12/21	2,810	2,926,208
				13,487,451
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,900	1,771,374
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	03/15/26	3,200	3,241,485
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,800	977,138
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.750	01/23/25	2,800	2,728,350
				8,718,347
Banks 6.0%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	1,500	1,540,302
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21	750	758,063

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100%(ff)	–(rr)		8,820	$ 9,645,484
Jr. Sub. Notes, Series JJ	5.125 (ff)	–(rr)		6,850	7,058,235
Sr. Unsec’d. Notes, MTN	4.271 (ff)	07/23/29		1,450	1,725,848
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	950	1,059,626
Sr. Unsec’d. Notes, 144A	6.375	07/15/26	EUR	2,755	2,903,800
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950 (ff)	–(rr)		6,685	6,575,015
Sr. Unsec’d. Notes	3.200	10/21/26		1,145	1,274,265
Sr. Unsec’d. Notes(a)	3.887 (ff)	01/10/28		980	1,119,057
Sr. Unsec’d. Notes(a)	4.650	07/23/48		365	512,538
Sr. Unsec’d. Notes(a)	8.125	07/15/39		620	1,115,375
Sub. Notes	4.400	06/10/25		405	460,682

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750	03/26/25		1,200	1,328,630
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.001 (ff)	09/20/22		5,460	5,569,551
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24		4,105	3,934,961
Discover Bank, Sr. Unsec’d. Notes(a)	4.200	08/08/23		5,500	6,055,033
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%(a)	4.370 (c)	–(rr)		5,225	5,071,992
Sr. Unsec’d. Notes	3.850	01/26/27		3,940	4,482,650
Sr. Unsec’d. Notes	4.223 (ff)	05/01/29		170	200,608

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.375	02/04/30		3,800	3,627,555
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000 (ff)	–(rr)		1,500	1,509,637
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.738 (c)	–(rr)		64	61,244
Jr. Sub. Notes, Series Q	5.150 (ff)	–(rr)		3,725	3,747,503
Jr. Sub. Notes, Series R	6.000 (ff)	–(rr)		7,707	8,008,065
Jr. Sub. Notes, Series X	6.100 (ff)	–(rr)		3,400	3,599,098
Morgan Stanley,
Sr. Unsec’d. Notes(a)	4.375	01/22/47		1,260	1,767,047
Sr. Unsec’d. Notes, GMTN	3.772 (ff)	01/24/29		1,750	2,029,451
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26		605	694,825
Sub. Notes, MTN	4.100	05/22/23		1,710	1,862,500

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

People’s United Bank NA, Sub. Notes	4.000%	07/15/24		325	$ 344,419
					89,643,059
Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200	01/15/39		250	415,259
Building Materials 0.5%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.450	11/19/29		2,180	2,107,885
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		4,725	4,824,994
					6,932,879
Chemicals 3.0%
Ashland LLC, Gtd. Notes	6.875	05/15/43		4,100	5,122,119
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A(a)	5.875	01/31/50		1,630	1,473,655
CF Industries, Inc., Gtd. Notes(a)	4.950	06/01/43		1,765	2,064,531
Chemours Co. (The), Gtd. Notes	4.000	05/15/26	EUR	1,500	1,645,549
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22		1,025	1,059,583
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	6,260	7,155,973
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,575	1,562,126
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44		165	205,129
Gtd. Notes	5.250	07/15/43		10	12,853

Monitchem HoldCo 2 SA (Luxembourg), Gtd. Notes, 144A	9.500	09/15/26	EUR	1,000	1,202,313
Nouryon Holding BV (Netherlands), Gtd. Notes	6.500	10/01/26	EUR	7,650	9,236,600
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27		4,100	3,878,397

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes(a)	4.900%	06/01/43		1,350	$ 1,701,405
Sr. Unsec’d. Notes	6.125	01/15/41		170	233,186

Orbia Advance Corp. SAB de CV (Mexico), Gtd. Notes, 144A	5.500	01/15/48		480	528,201
Sasol Financing International Ltd. (South Africa), Gtd. Notes(a)	4.500	11/14/22		5,885	5,602,486
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		1,700	1,513,040
					44,197,146
Commercial Services 1.3%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	146,016
Gtd. Notes, 144A(h)	7.000	10/15/37		1,725	2,389,901

Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25		5,850	6,244,362
Loxam SAS (France),
Sr. Sec’d. Notes, 144A	2.875	04/15/26	EUR	1,400	1,502,377
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	5,000	5,182,662
Sr. Sub. Notes, 144A	4.500	04/15/27	EUR	1,500	1,550,561

Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500	10/01/21		1,139	1,141,990
United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		1,200	1,313,624
					19,471,493
Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25		2,769	2,698,106
Diversified Financial Services 0.5%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		2,000	1,900,884
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		175	220,852
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	6.000	01/15/27		675	696,909
Gtd. Notes, 144A	9.125	07/15/26		3,700	4,030,314

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250%	08/10/28		1,100	$ 1,179,385
					8,028,344
Electric 1.7%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		2,515	2,544,183
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,516,710
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,275	2,334,932

Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42		50	64,761
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,625	2,644,838
Sr. Unsec’d. Notes	5.750	01/26/21		5,055	4,987,214
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		5,635	5,394,100
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	192,200

Evergy Kansas Central, Inc., First Mortgage(h)	4.100	04/01/43		325	408,840
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	1,036,058
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.950	11/10/21		500	501,084
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,995	2,011,078
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,700,563
					25,336,561
Electrical Components & Equipment 0.3%
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	1,700	2,059,958
Gtd. Notes, 144A	4.625	07/15/26	EUR	2,600	3,150,524
					5,210,482
Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes	4.700	09/15/22		80	86,083

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000%	02/13/22		850	$ 854,288
Engineering & Construction 0.2%
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		995	975,279
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		2,000	1,759,095
					2,734,374
Entertainment 0.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		1,908	534,266
Gtd. Notes	5.875	11/15/26		1,150	322,000
Gtd. Notes	6.375	11/15/24	GBP	2,625	897,309
Sr. Sec’d. Notes, 144A	10.500	04/24/26		553	484,113

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		4,025	3,625,008
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	3,000	2,162,386
Sr. Sec’d. Notes, 144A	12.750	09/30/23	EUR	880	1,036,647

Scientific Games International, Inc., Gtd. Notes, 144A	8.250	03/15/26		450	448,973
					9,510,702
Foods 0.8%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	3,400	5,162,579
Kraft Heinz Foods Co.,
Gtd. Notes, 144A	4.625	10/01/39		440	461,359
Gtd. Notes, 144A	4.875	10/01/49		2,980	3,278,353

Picard Bondco SA (Luxembourg), Gtd. Notes	5.500	11/30/24	EUR	2,300	2,682,192
					11,584,483

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Forest Products & Paper 0.0%
Georgia-Pacific LLC,
Gtd. Notes, 144A	5.400%	11/01/20		35	$ 35,403
Sr. Unsec’d. Notes	7.375	12/01/25		400	520,098
					555,501
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(a)	5.500	05/20/25		2,900	3,132,336
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	984,845
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		125	166,102
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		1,375	1,672,188
					5,955,471
Healthcare-Products 0.3%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	500	661,505
Gtd. Notes	2.250	03/07/39	EUR	705	989,308
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,536,378
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	1,027,788
					4,214,979
Healthcare-Services 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22		450	469,129
Sr. Unsec’d. Notes	4.500	05/15/42		530	654,643
Anthem, Inc.,
Sr. Unsec’d. Notes(a)	4.101	03/01/28		700	833,323
Sr. Unsec’d. Notes	4.650	01/15/43		120	159,850
Sr. Unsec’d. Notes	5.100	01/15/44		515	725,944

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22		25	25,969
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		75	103,456
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26		3,175	3,519,894

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250%	02/01/27	25	$ 26,539
Sr. Unsec’d. Notes	8.125	04/01/22	46	49,681
				6,568,428
Home Builders 0.9%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	3,625	3,887,813
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	1,792	1,938,187
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	2,550	2,388,016
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	1,695	1,741,119
Gtd. Notes, 144A(a)	5.875	06/15/27	2,560	2,839,813
				12,794,948
Insurance 0.9%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	302,302
Sr. Unsec’d. Notes	6.100	10/01/41	280	409,234
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	478,394
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,961,735

Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40	695	1,051,021
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,020	2,172,893
Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,832,606

Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	975	1,219,943
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900	09/15/44	1,950	2,642,288
Sub. Notes, 144A	6.850	12/16/39	54	85,074
				14,155,490

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	$ 76,043
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,100,538
				1,176,581
Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	50	52,412
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,388,759
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	1,407	1,487,417
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,617,174
Sr. Sec’d. Notes	6.484	10/23/45	585	825,374

Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	9.250	02/15/24	814	738,727
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	2,785	1,524,623
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	1,525	1,711,579
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	4,705	4,822,626
				16,116,279
Mining 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28	1,650	2,049,354
Oil & Gas 2.7%
Antero Resources Corp., Gtd. Notes	5.625	06/01/23	3,500	2,510,618
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $1,172,775; purchased 04/02/19-06/03/19)(f)	7.000	11/01/26	1,225	786,038

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A (original cost $2,771,415; purchased 04/02/19-11/15/19)(f)	10.000%	04/01/22		2,750	$2,274,593

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,835	1,651,491
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24		500	501,551
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		662	658,043
Gtd. Notes, 144A	7.250	03/14/27		2,125	2,083,173

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		275	330,575
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		2,700	2,744,967
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		730	770,425
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		2,020	2,165,921

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	649,325
HPCL-Mittal Energy Ltd. (India), Sr. Unsec’d. Notes(a)	5.250	04/28/27		978	952,347
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	4.264 (s)	10/10/36		3,000	1,310,926
Sr. Unsec’d. Notes	6.450	09/15/36		750	745,010
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.750	01/14/25	EUR	2,500	3,202,552
Gtd. Notes	5.375	10/01/29	GBP	800	1,063,724
Gtd. Notes	6.625	01/16/34	GBP	2,605	3,574,555
Gtd. Notes, 144A	5.093	01/15/30		529	545,600
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	900	896,245
Gtd. Notes	6.350	02/12/48		3,828	3,017,287
Gtd. Notes	6.500	03/13/27		410	391,180
Gtd. Notes	6.500	01/23/29		975	899,543
Gtd. Notes, 144A	6.840	01/23/30		100	92,794
Gtd. Notes, 144A	7.690	01/23/50		360	315,726
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	102,252

Range Resources Corp., Gtd. Notes, 144A	9.250	02/01/26		3,400	3,281,778

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	7.250%	11/01/25		5,100	$ 2,493,419
Gtd. Notes, 144A	8.000	02/01/27		1,500	732,070
					40,743,728
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	129,076
Packaging & Containers 0.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	9,000	10,335,085
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,190	1,266,549
					11,601,634
Pharmaceuticals 2.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.500	05/14/35		4,085	5,105,206
Sr. Unsec’d. Notes	4.700	05/14/45		940	1,234,093
Sr. Unsec’d. Notes, 144A(a)	4.050	11/21/39		2,500	3,072,917
Sr. Unsec’d. Notes, 144A	4.550	03/15/35		4,155	5,293,614
Sr. Unsec’d. Notes, 144A	4.850	06/15/44		2,060	2,736,273
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		400	401,773
Gtd. Notes, 144A(a)	7.250	05/30/29		1,200	1,329,000
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(a)	4.125	06/15/39		615	821,997
Sr. Unsec’d. Notes(h)	4.350	11/15/47		2,100	2,970,031
Sr. Unsec’d. Notes(h)	5.000	08/15/45		1,510	2,273,043

Cigna Corp., Gtd. Notes(a)	4.375	10/15/28		3,990	4,817,718
CVS Health Corp.,
Sr. Unsec’d. Notes	5.050	03/25/48		690	950,001
Sr. Unsec’d. Notes(a)	5.125	07/20/45		1,315	1,786,989
Sr. Unsec’d. Notes	5.300	12/05/43		485	665,986

Mylan NV, Gtd. Notes	5.250	06/15/46		520	683,228

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Upjohn, Inc.,
Gtd. Notes, 144A(a)	3.850%	06/22/40	825	$ 943,026
Gtd. Notes, 144A	4.000	06/22/50	1,535	1,761,707
				36,846,602
Pipelines 1.1%
Energy Transfer Operating LP,
Gtd. Notes	5.150	03/15/45	55	53,295
Gtd. Notes	5.300	04/15/47	125	123,015
Gtd. Notes	6.250	04/15/49	75	80,791
Jr. Sub. Notes, Series G	7.125 (ff)	–(rr)	3,360	2,789,447

Enterprise Products Operating LLC, Gtd. Notes	4.950	10/15/54	2,700	3,310,655
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	504	527,983
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	129,683
Sr. Unsec’d. Notes(h)	5.150	10/15/43	1,350	1,656,186

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	164,153
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22	150	155,495
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	554,253

ONEOK, Inc., Gtd. Notes	4.950	07/13/47	1,060	1,032,635
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,525	1,478,426
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,870,616

Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400	10/01/47	60	59,913
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,875	1,668,627
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	75	77,455
Sr. Unsec’d. Notes(a)	5.300	03/01/48	910	817,430
				16,550,058

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate 0.5%
Arabian Centres Sukuk Ltd. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.375%	11/26/24		1,655	$ 1,474,679
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,626,751
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		2,425	2,281,168
					7,382,598
Retail 1.5%
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,000	942,568
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	8,700	9,698,958
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20		2,975	896,219
Sr. Unsec’d. Notes	8.625	06/15/20		1,703	513,029

Golden Nugget, Inc., Gtd. Notes, 144A	8.750	10/01/25		500	261,875
L Brands, Inc., Gtd. Notes(a)	5.625	10/15/23		2,855	2,893,858
Macy’s Retail Holdings LLC, Gtd. Notes	4.300	02/15/43		705	432,095
Rite Aid Corp., Sr. Sec’d. Notes, 144A	8.000	11/15/26		1,354	1,397,280
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23		1,225	1,234,458
Gtd. Notes(a)	5.625	12/01/25		4,275	4,386,670
					22,657,010
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22		325	345,874
Telecommunications 1.3%
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28	EUR	1,550	1,792,104
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	2,300	2,659,251
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		1,350	1,543,200
Sr. Unsec’d. Notes	4.550	03/09/49		275	337,022

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	5.350%	09/01/40	750	$997,509

CenturyLink, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	825	946,872
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	725	741,056
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	726	553,911
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25	233	77,549
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	454	326,679
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	577	523,441
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	1,138	1,150,736

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	2,050	1,389,758
Embarq Corp., Sr. Unsec’d. Notes(a)	7.995	06/01/36	2,500	2,958,420
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	2,000	1,252,733
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	1,350	1,143,521
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	465	501,127
				18,894,889
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23	104	108,829
Water 0.2%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24	2,255	2,342,053

Total Corporate Bonds (cost $485,570,202)				487,016,784

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 2.5%
California 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds, Series F2	6.263%	04/01/49	550	$ 990,814
Los Angeles Department of Water, BABs, Taxable, Revenue Bonds, Series SY(h)	6.008	07/01/39	3,610	5,017,539
University of California,
Taxable, Revenue Bonds, Series AP(h)	3.931	05/15/45	625	782,413
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	834,860
				7,625,626
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, BABs, Revenue Bonds, Series 2010-B	5.844	11/01/50	1,190	2,074,360
Illinois 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds, Series B	6.395	01/01/40	360	550,091
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	1,400	1,469,860
				2,019,951
New Jersey 0.3%
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	2,000	3,524,600
Rutgers State University of New Jersey, BABs, Revenue Bonds	5.665	05/01/40	200	285,448
				3,810,048
New York 0.1%
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds(a)	5.882	06/15/44	400	665,988
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	289,762

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	9,346	$ 9,923,583
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	10,104	10,882,210
				20,805,793
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	154,461

Total Municipal Bonds (cost $32,352,018)				37,445,989
Residential Mortgage-Backed Securities 5.6%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.362 (c)	03/27/36	5,216	5,118,053
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	0.342 (c)	05/27/36	714	704,153
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.383 (c)	05/26/37	714	701,458
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.883 (c)	09/26/45	1,296	1,293,244
Series 2015-R04, Class 4A1, 144A	3.500 (cc)	01/27/30	209	205,875
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	04/25/28	802	793,711
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.522 (c)	08/25/28	431	428,629
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	08/25/28	1,200	1,152,171
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.022 (c)	10/25/28	1,795	1,778,877

BVRT Financing Trust, Series 2019-01, Class F, 144A^	2.327 (cc)	09/15/21	24,760	24,484,950
Central Park Funding Trust, Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.671 (c)	11/01/23	17,200	17,090,570
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	3.907 (cc)	02/25/37	89	87,494

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171%(c)	01/25/57	2,566	$ 2,564,994
Series 2017-06, Class A1, 144A	3.015 (cc)	06/25/57	1,554	1,563,477
Series 2017-08, Class A1, 144A	3.000 (cc)	12/25/65	3,052	3,043,001

Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.222 (c)	01/25/40	200	189,778
Eagle Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.872 (c)	11/25/28	1,893	1,861,430
Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	01/25/49	701	681,158
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	7,160	7,049,139
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	01/26/37	126	124,832
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	01/26/37	1,670	1,630,113
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	10/26/36	1,613	1,580,405
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.312 (c)	10/26/36	1,400	1,321,042

Home Re Ltd. (Bermuda), Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	10/25/28	550	542,564
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.962 (cc)	07/25/35	74	71,160
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	0.922 (c)	04/25/46	1,778	1,758,568

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.922 (c)	01/25/48	3,188	3,143,420
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.722 (c)	07/25/28	310	308,408
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.572 (c)	03/25/28	92	92,081
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.872 (c)	03/25/28	1,240	1,173,352

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.326%(cc)	12/25/33		408	$ 406,173

Total Residential Mortgage-Backed Securities (cost $82,992,525)					82,944,280
Sovereign Bonds 10.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.875	01/15/22	EUR	1,000	500,230
Sr. Unsec’d. Notes	4.625	01/11/23		2,800	1,235,496
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	3,970	1,871,905
Sr. Unsec’d. Notes	5.625	01/26/22		2,000	883,051
Sr. Unsec’d. Notes	6.875	04/22/21		7,175	3,224,621
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,064	593,865
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	139	77,317

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		664	670,261
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		5,256	5,387,400
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	7.875	01/23/28		800	401,107
Sr. Unsec’d. Notes	9.625	06/02/27		200	103,224
Sr. Unsec’d. Notes	10.750	03/28/22		2,890	1,573,966
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,320	1,441,433
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,000	3,191,571

Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	6.375	02/11/27		3,630	3,352,025
Hellenic Republic Government Bond (Greece),
Bonds	3.650 (cc)	02/24/23	EUR	767	980,426
Bonds	3.650 (cc)	02/24/24	EUR	1,399	1,841,990
Bonds	3.650 (cc)	02/24/25	EUR	533	712,574
Bonds	3.650 (cc)	02/24/26	EUR	1,779	2,447,794
Bonds	3.650 (cc)	02/24/27	EUR	571	790,482
Bonds	3.650 (cc)	02/24/28	EUR	2,869	4,072,276
Bonds	3.650 (cc)	02/24/29	EUR	1,658	2,353,960
Bonds	3.650 (cc)	02/24/30	EUR	637	925,956
Bonds	3.650 (cc)	02/24/31	EUR	1,831	2,691,448
Bonds	3.650 (cc)	02/24/32	EUR	2,271	3,385,082
Bonds	3.650 (cc)	02/24/33	EUR	539	818,790
Bonds	3.650 (cc)	02/24/34	EUR	1,687	2,578,585
Bonds	3.650 (cc)	02/24/35	EUR	2,383	3,709,341
Bonds	3.650 (cc)	02/24/36	EUR	506	777,697
Bonds	3.650 (cc)	02/24/37	EUR	601	922,351

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.650%(cc)	02/24/38	EUR	793	$ 1,233,277
Bonds	3.650 (cc)	02/24/39	EUR	1,830	2,943,535
Bonds	3.650 (cc)	02/24/40	EUR	503	817,710
Bonds	3.650 (cc)	02/24/41	EUR	555	891,073
Bonds	3.650 (cc)	02/24/42	EUR	512	847,897
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	9,171,048
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	3,166,259
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	956,872
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,910	3,518,485
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	3,448,022
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	775	1,060,744
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		1,406	1,299,234
Sr. Unsec’d. Notes	6.752	03/09/23		2,715	2,587,594
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	596,993
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	2,250	2,686,468
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		600	256,177
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,650	716,911
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		12,083	14,045,675
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	3,860	6,386,533
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		2,300	2,908,554
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	1,000	1,414,154
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	3,029	4,051,465

Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	4,000	4,512,418
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	5.750	01/18/22		2,100	1,827,329
Sr. Unsec’d. Notes	6.250	10/04/20		3,950	3,831,521
Sr. Unsec’d. Notes	6.250	07/27/21		2,100	1,911,021
Sr. Unsec’d. Notes, 144A	5.750	01/18/22		1,600	1,392,250

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		1,000	1,002,823
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	— (cc)	05/31/40		1,900	1,664,255
Sr. Unsec’d. Notes	7.750	09/01/20		315	315,000

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes	7.750%	09/01/21		350	$ 360,511
Sr. Unsec’d. Notes	7.750	09/01/22		1,000	1,040,076
Sr. Unsec’d. Notes	8.994	02/01/24		350	376,341
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,765	2,735,907
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		8,173	8,173,014
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		1,650	1,699,550
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,960	2,038,550
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	860,207
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	2,010,422

Total Sovereign Bonds (cost $152,602,754)					154,272,099
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds(k)	2.500	02/15/45		3,760	4,836,888
U.S. Treasury Bonds(k)	3.625	08/15/43		2,645	4,007,588
U.S. Treasury Notes	0.625	05/15/30		495	499,022
U.S. Treasury Notes(h)(k)	2.250	11/15/24		3,960	4,308,975
U.S. Treasury Notes(k)	2.250	11/15/27		150	169,828
U.S. Treasury Notes(k)	2.500	02/28/21		210	212,871
U.S. Treasury Strips Coupon	1.467 (s)	11/15/41		995	775,556
U.S. Treasury Strips Coupon(h)(k)	2.174 (s)	05/15/29		2,820	2,673,602
U.S. Treasury Strips Coupon(k)	2.783 (s)	08/15/29		1,125	1,063,125
U.S. Treasury Strips Coupon(h)(k)	2.878 (s)	05/15/31		2,100	1,936,594
U.S. Treasury Strips Coupon(h)(k)	3.042 (s)	11/15/35		2,255	1,954,891
U.S. Treasury Strips Coupon(h)(k)	3.202 (s)	08/15/40		2,995	2,390,033
Total U.S. Treasury Obligations (cost $19,959,099)					24,828,973

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,719,465)	132,434	278,032

Total Long-Term Investments (cost $1,362,708,804)		1,362,346,699

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 18.3%
Affiliated Mutual Funds 11.5%
PGIM Core Ultra Short Bond Fund(w)	101,373,875	$ 101,373,875
PGIM Institutional Money Market Fund (cost $70,295,742; includes $70,270,891 of cash collateral for securities on loan)(b)(w)	70,361,629	70,354,593

Total Affiliated Mutual Funds (cost $171,669,617)		171,728,468
Options Purchased*~ 6.8%
(cost $122,325,103)		100,977,682

Total Short-Term Investments (cost $293,994,720)		272,706,150
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.6% (cost $1,656,703,524)		1,635,052,849
Options Written*~ (6.6)%
(premiums received $121,365,119)		(98,144,149)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.0% (cost $1,535,338,405)		1,536,908,700
Liabilities in excess of other assets(z) (3.0)%		(44,154,935)

Net Assets 100.0%		$ 1,492,753,765

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $37,355,062 and 2.5% of net assets.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,726,272; cash collateral of $70,270,891 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,944,190. The aggregate value of $3,060,631 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		9,409	$ 187,568
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		22,870	434,155
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		46,333	877,385
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		46,980	925,386
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		10,000	176,324
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	66,900	4,269,952
Currency Option AUD vs JPY	Call	Goldman Sachs International	05/27/22	81.00	—	AUD	16,750	268,982
Currency Option EUR vs GBP	Call	Bank of America, N.A.	10/28/20	0.95	—	EUR	30,600	93,904
Currency Option EUR vs ZAR	Call	Goldman Sachs International	08/27/20	28.00	—	EUR	34,000	312

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	21.00	—	EUR	33,500	$ 1,165,728
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	25.00	—	EUR	67,000	364,145
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	77,475
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	11/25/20	1.38	—	GBP	13,500	77,475
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		23,000	172
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.00	—		11,500	86
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	08/27/20	8.50	—		37,000	122
Currency Option USD vs BRL	Call	Citibank, N.A.	12/21/20	5.25	—		74,000	3,373,563
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	4.70	—		113,000	12,923,813
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	5.00	—		78,000	5,794,483
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	5.10	—		70,000	4,461,839
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.10	—		30,000	2,021,736
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.90	—		60,000	1,370,501
Currency Option USD vs BRL	Call	Bank of America, N.A.	09/28/21	6.00	—		35,500	1,377,183
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	5.80	—		34,500	2,092,811
Currency Option USD vs CHF	Call	Goldman Sachs International	10/28/20	1.00	—		39,000	7,621
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/20	8.40	—		23,000	429
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	7.40	—		11,500	139,373
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		38,250	299,090
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		38,250	84,145
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	09/01/20	90.00	—		23,000	19

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Citibank, N.A.	10/26/20	76.50	—	17,500	$ 126,648
Currency Option USD vs INR	Call	Goldman Sachs International	10/28/20	90.00	—	39,000	2,589
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	79.00	—	39,000	392,385
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	81.00	—	25,000	150,792
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	86.00	—	78,000	163,908
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	87.00	—	50,000	87,863
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	80.00	—	23,000	260,654
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—	35,500	214,778
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	01/27/21	110.00	—	7,000	41,099
Currency Option USD vs JPY	Call	Deutsche Bank AG	05/27/22	114.00	—	23,500	206,402
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—	39,000	465,547
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	09/28/20	1,450.00	—	28,750	833
Currency Option USD vs KRW	Call	BNP Paribas S.A.	10/28/20	1,165.00	—	19,500	550,880
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	10/28/20	1,240.00	—	25,000	110,917
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,240.00	—	25,000	377,158
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,240.00	—	12,150	183,299
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,370.00	—	74,300	317,569
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,275.00	—	36,000	493,565
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,500.00	—	36,000	106,254
Currency Option USD vs MXN	Call	Goldman Sachs International	08/24/20	38.00	—	34,500	44
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	10/28/20	31.00	—	117,000	69,755

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	22.00	—	58,500	$ 3,256,446
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	26.50	—	117,000	1,110,180
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	20.50	—	17,500	1,871,653
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.00	—	35,000	2,097,462
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	22.25	—	17,000	919,508
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	25.00	—	34,000	648,162
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	22.00	—	39,000	2,675,246
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	26.00	—	78,000	1,451,054
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—	34,500	1,516,443
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—	28,000	308,255
Currency Option USD vs RUB	Call	Goldman Sachs International	08/28/20	90.00	—	23,000	3,290
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	68.00	—	35,500	3,338,269
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	75.00	—	71,000	1,932,931
Currency Option USD vs RUB	Call	Goldman Sachs International	12/22/20	95.00	—	39,000	126,730
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	75.00	—	39,000	2,155,565
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	90.00	—	78,000	1,004,427
Currency Option USD vs TRY	Call	Deutsche Bank AG	10/29/20	9.00	—	39,000	252,716
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	10.00	—	39,000	698,635
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	15.00	—	78,000	396,397
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	31.00	—	35,500	31,620
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	32.00	—	35,500	13,966

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	08/26/20	25.00	—		11,500	$ 76
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	17.00	—		39,000	1,207,582
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	21.00	—		39,750	36,136
Currency Option USD vs ZAR	Call	Citibank, N.A.	09/28/20	21.00	—		38,250	34,772
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	15.00	—		37,000	5,236,105
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	20.00	—		74,000	918,533
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	15.50	—		17,500	2,100,717
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	18.00	—		35,000	1,317,638
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	18.50	—		11,500	479,293
Currency Option AUD vs JPY	Put	Deutsche Bank AG	08/06/20	45.00	—	AUD	72,000	—
Currency Option AUD vs JPY	Put	Bank of America, N.A.	09/08/20	40.00	—	AUD	67,000	4
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	67.00	—	AUD	51,000	260,719
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	72.00	—	AUD	25,500	309,179
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	216,000	1,110,389
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	216,000	1,110,389
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	216,000	3,016,039
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	144,000	817,066
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	72,000	849,596
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	71.50	—	AUD	67,000	1,819,484
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	10/28/20	0.80	—	EUR	30,600	2,271
Currency Option GBP vs USD	Put	Bank of America, N.A.	09/04/20	1.00	—	GBP	37,000	4

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.16	—	GBP	63,000	$ 11,308
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.28	—	GBP	31,500	240,655
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.11	—	GBP	38,800	178,877
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.21	—	GBP	19,400	262,650
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	37,000	628,811
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.25	—		37,000	2
Currency Option USD vs BRL	Put	Deutsche Bank AG	08/27/20	3.50	—		37,000	8
Currency Option USD vs BRL	Put	Citibank, N.A.	03/29/21	3.75	—		78,000	40,773
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		39,000	76,255
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.15	—		35,000	212,104
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.70	—		30,000	753,714
Currency Option USD vs INR	Put	BNP Paribas S.A.	12/21/20	69.00	—		19,500	7,452
Currency Option USD vs JPY	Put	Deutsche Bank AG	08/27/20	85.00	—		47,000	72
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	93.00	—		112,500	1,200,160
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	101.00	—		56,250	1,361,023
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.50	—		46,000	1,174,744
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/28/20	18.00	—		39,000	3,084
Currency Option USD vs MXN	Put	Deutsche Bank AG	02/24/21	24.00	—		14,000	1,125,222
Currency Option USD vs RUB	Put	BNP Paribas S.A.	12/22/20	66.00	—		39,000	75,624
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	10/08/20	27.00	—		11,500	1,481
Total Options Purchased (cost $122,325,103)								$100,977,682

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	66,900	$ (4,269,952)
Currency Option EUR vs GBP	Call	Morgan Stanley & Co. International PLC	10/28/20	0.95	—	EUR	30,600	(93,904)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	08/27/20	28.00	—	EUR	34,000	(312)
Currency Option EUR vs ZAR	Call	Morgan Stanley & Co. International PLC	12/21/20	21.00	—	EUR	33,500	(1,165,728)
Currency Option EUR vs ZAR	Call	Goldman Sachs International	12/21/20	25.00	—	EUR	67,000	(364,145)
Currency Option GBP vs USD	Call	Bank of America, N.A.	11/25/20	1.38	—	GBP	27,000	(154,949)
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/27/20	8.50	—		37,000	(122)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	12/21/20	5.25	—		74,000	(3,373,563)
Currency Option USD vs BRL	Call	Bank of America, N.A.	01/27/21	4.70	—		78,000	(8,920,862)
Currency Option USD vs BRL	Call	Citibank, N.A.	01/27/21	4.70	—		35,000	(4,002,951)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.00	—		78,000	(5,794,483)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	01/27/21	5.10	—		70,000	(4,461,839)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/24/21	5.10	—		30,000	(2,021,736)
Currency Option USD vs BRL	Call	Citibank, N.A.	02/24/21	5.90	—		60,000	(1,370,501)
Currency Option USD vs BRL	Call	Deutsche Bank AG	09/28/21	6.00	—		35,500	(1,377,183)
Currency Option USD vs BRL	Call	Deutsche Bank AG	02/23/22	7.10	—		69,000	(1,799,938)
Currency Option USD vs CHF	Call	Bank of America, N.A.	10/28/20	1.00	—		39,000	(7,621)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	06/28/21	8.00	—		34,500	(154,153)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		38,250	(299,090)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		38,250	(84,145)
Currency Option USD vs INR	Call	Goldman Sachs International	10/26/20	76.50	—		17,500	(126,648)
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/28/20	90.00	—		39,000	(2,589)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Call	Bank of America, N.A.	02/24/21	79.00	—	39,000	$ (392,385)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	02/24/21	81.00	—	25,000	(150,792)
Currency Option USD vs INR	Call	Goldman Sachs International	02/24/21	86.00	—	78,000	(163,908)
Currency Option USD vs INR	Call	Citibank, N.A.	02/24/21	87.00	—	50,000	(87,863)
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	04/27/21	84.00	—	46,000	(224,142)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—	35,500	(214,778)
Currency Option USD vs JPY	Call	Citibank, N.A.	01/27/21	110.00	—	7,000	(41,099)
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00	—	39,000	(465,547)
Currency Option USD vs KRW	Call	Deutsche Bank AG	10/28/20	1,165.00	—	19,500	(550,880)
Currency Option USD vs KRW	Call	Citibank, N.A.	10/28/20	1,240.00	—	25,000	(110,917)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	04/27/21	1,240.00	—	37,150	(560,457)
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	04/27/21	1,370.00	—	50,000	(213,707)
Currency Option USD vs KRW	Call	Goldman Sachs International	04/27/21	1,370.00	—	24,300	(103,862)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	06/28/21	1,300.00	—	28,750	(289,094)
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/28/21	1,275.00	—	36,000	(493,565)
Currency Option USD vs KRW	Call	HSBC Bank USA, N.A.	07/28/21	1,500.00	—	36,000	(106,254)
Currency Option USD vs MXN	Call	Deutsche Bank AG	10/28/20	31.00	—	117,000	(69,755)
Currency Option USD vs MXN	Call	Citibank, N.A.	01/27/21	22.00	—	58,500	(3,256,446)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	01/27/21	26.50	—	117,000	(1,110,180)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	20.50	—	17,500	(1,871,653)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.00	—	35,000	(2,097,462)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Citibank, N.A.	02/24/21	22.25	—	17,000	$ (919,508)
Currency Option USD vs MXN	Call	Deutsche Bank AG	02/24/21	25.00	—	34,000	(648,162)
Currency Option USD vs MXN	Call	Citibank, N.A.	04/27/21	22.00	—	39,000	(2,675,246)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(725,527)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	04/27/21	26.00	—	39,000	(725,527)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—	69,000	(1,266,087)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—	28,000	(308,255)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	10/29/20	68.00	—	35,500	(3,338,269)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/29/20	75.00	—	71,000	(1,932,931)
Currency Option USD vs RUB	Call	BNP Paribas S.A.	12/22/20	95.00	—	39,000	(126,730)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/28/21	75.00	—	39,000	(2,155,565)
Currency Option USD vs RUB	Call	Goldman Sachs International	04/28/21	90.00	—	78,000	(1,004,427)
Currency Option USD vs RUB	Call	Goldman Sachs International	06/29/21	85.00	—	23,000	(578,849)
Currency Option USD vs TRY	Call	Goldman Sachs International	10/29/20	9.00	—	39,000	(252,716)
Currency Option USD vs TRY	Call	Goldman Sachs International	02/25/21	10.00	—	39,000	(698,635)
Currency Option USD vs TRY	Call	Morgan Stanley & Co. International PLC	02/25/21	15.00	—	78,000	(396,397)
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/25/20	31.00	—	35,500	(31,620)
Currency Option USD vs TWD	Call	BNP Paribas S.A.	11/25/20	32.00	—	35,500	(13,966)
Currency Option USD vs ZAR	Call	Morgan Stanley & Co. International PLC	09/28/20	17.00	—	39,000	(1,207,582)
Currency Option USD vs ZAR	Call	Goldman Sachs International	09/28/20	21.00	—	78,000	(70,908)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	01/27/21	15.00	—	37,000	(5,236,105)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Goldman Sachs International	01/27/21	20.00	—		74,000	$ (918,533)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	02/24/21	15.50	—		17,500	(2,100,717)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	02/24/21	18.00	—		35,000	(1,317,638)
Currency Option USD vs ZAR	Call	Goldman Sachs International	05/26/21	21.00	—		23,000	(402,415)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	01/27/21	67.00	—	AUD	51,000	(260,719)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/27/21	72.00	—	AUD	25,500	(309,179)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	432,000	(2,220,779)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	108,000	(1,508,019)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	108,000	(1,508,019)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	144,000	(817,066)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	72,000	(849,596)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	64.00	—	AUD	134,000	(1,737,876)
Currency Option EUR vs GBP	Put	Bank of America, N.A.	10/28/20	0.80	—	EUR	30,600	(2,271)
Currency Option GBP vs USD	Put	HSBC Bank USA, N.A.	09/28/20	1.16	—	GBP	63,000	(11,308)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	09/28/20	1.28	—	GBP	31,500	(240,655)
Currency Option GBP vs USD	Put	Citibank, N.A.	04/27/21	1.11	—	GBP	38,800	(178,877)
Currency Option GBP vs USD	Put	Bank of America, N.A.	04/27/21	1.21	—	GBP	19,400	(262,650)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14	—	GBP	74,000	(556,232)
Currency Option USD vs BRL	Put	Citibank, N.A.	08/27/20	3.25	—		37,000	(2)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	08/27/20	3.50	—		37,000	(8)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/29/21	3.75	—		78,000	(40,773)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—	39,000	$ (76,255)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	5,000	(30,301)
Currency Option USD vs BRL	Put	Citibank, N.A.	01/26/22	4.15	—	30,000	(181,804)
Currency Option USD vs BRL	Put	Deutsche Bank AG	01/26/22	4.70	—	30,000	(753,714)
Currency Option USD vs INR	Put	Goldman Sachs International	12/21/20	69.00	—	19,500	(7,452)
Currency Option USD vs JPY	Put	Bank of America, N.A.	01/26/22	93.00	—	112,500	(1,200,160)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	95.00	—	92,000	(1,194,771)
Currency Option USD vs JPY	Put	Deutsche Bank AG	01/26/22	101.00	—	56,250	(1,361,023)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/28/20	18.00	—	39,000	(3,084)
Currency Option USD vs MXN	Put	Citibank, N.A.	02/24/21	24.00	—	14,000	(1,125,222)
Currency Option USD vs RUB	Put	Goldman Sachs International	12/22/20	66.00	—	39,000	(75,624)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	06/28/21	28.00	—	11,500	(157,235)
Total Options Written (premiums received $121,365,119)							$(98,144,149)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,118	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$ 178,041,500	$ 2,777,283
822	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	187,159,125	7,405,906
				10,183,189
Short Positions:
8,068	2 Year U.S. Treasury Notes	Sep. 2020	1,782,901,946	(1,622,255)
411	5 Year Euro-Bobl	Sep. 2020	65,474,749	(443,739)
24	5 Year U.S. Treasury Notes	Sep. 2020	3,027,000	(13,221)
286	10 Year Euro-Bund	Sep. 2020	59,805,370	(847,801)
1,135	10 Year U.S. Treasury Notes	Sep. 2020	158,988,677	(933,815)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
93	20 Year U.S. Treasury Bonds	Sep. 2020	$ 16,952,156	$ (190,881)
8	Euro Schatz Index	Sep. 2020	1,057,045	(1,185)
				(4,052,897)
				$ 6,130,292
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	724	$ 516,000	$ 517,419	$ 1,419	$ —
Expiring 08/31/20	Barclays Bank PLC	AUD	748	523,000	534,765	11,765	—
Expiring 08/31/20	BNP Paribas S.A.	AUD	687	452,000	490,902	38,902	—
Expiring 08/31/20	Citibank, N.A.	AUD	74	51,903	52,928	1,025	—
Expiring 08/31/20	HSBC Bank USA, N.A.	AUD	561	398,000	400,512	2,512	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	660	455,000	471,310	16,310	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	514	343,329	367,630	24,301	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	830	574,000	593,089	19,089	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	603	430,000	430,877	877	—
Expiring 10/20/20	Barclays Bank PLC	AUD	1,768	1,259,970	1,263,431	3,461	—
Expiring 10/20/20	BNP Paribas S.A.	AUD	663	475,000	473,930	—	(1,070)
Expiring 10/20/20	Citibank, N.A.	AUD	767	550,000	548,442	—	(1,558)
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	8,982	6,315,494	6,419,323	103,829	—
Expiring 11/30/20	Morgan Stanley & Co. International PLC	AUD	3,823	2,744,880	2,732,148	—	(12,732)
Expiring 12/30/20	JPMorgan Chase Bank, N.A.	AUD	10,379	7,128,123	7,418,005	289,882	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	AUD	2,196	1,544,350	1,569,336	24,986	—
Expiring 05/28/21	HSBC Bank USA, N.A.	AUD	9,489	6,279,171	6,780,350	501,179	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	6,597	4,538,898	4,713,767	174,869	—
Expiring 07/30/21	HSBC Bank USA, N.A.	AUD	2,134	1,412,921	1,524,622	111,701	—
Expiring 01/28/22	Citibank, N.A.	AUD	1,415	929,273	1,010,097	80,824	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	$ 2,208,097	$ 2,258,736	$ 50,639	$ —
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	5,010	921,626	960,282	38,656	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	4,393	822,300	841,995	19,695	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	2,191	409,000	419,986	10,986	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	16,638	3,167,375	3,188,948	21,573	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	3,119	586,000	597,738	11,738	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	2,314	426,000	443,476	17,476	—
Expiring 08/31/20	Citibank, N.A.	BRL	14,166	3,527,000	2,711,908	—	(815,092)
Expiring 08/31/20	Citibank, N.A.	BRL	3,986	693,358	762,977	69,619	—
Expiring 08/31/20	Citibank, N.A.	BRL	3,596	721,000	688,399	—	(32,601)
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	2,034	380,000	389,406	9,406	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	3,088	611,000	591,127	—	(19,873)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	BRL	2,594	485,000	496,569	11,569	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	14,942	3,669,000	2,860,355	—	(808,645)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	2,435	427,000	466,073	39,073	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	2,290	427,000	438,346	11,346	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	5,261	1,013,000	1,006,989	—	(6,011)
Expiring 09/02/20	Goldman Sachs International	BRL	2,449	471,000	468,836	—	(2,164)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	3,478	670,800	665,828	—	(4,972)
Expiring 12/23/20	Citibank, N.A.	BRL	46,304	11,302,000	8,834,004	—	(2,467,996)
Expiring 01/29/21	Citibank, N.A.	BRL	55,079	10,743,000	10,494,976	—	(248,024)
Expiring 01/29/21	Citibank, N.A.	BRL	21,690	5,155,000	4,132,809	—	(1,022,191)
Expiring 01/29/21	Citibank, N.A.	BRL	15,948	3,819,240	3,038,777	—	(780,463)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	20,029	4,398,000	3,816,453	—	(581,547)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	18,432	4,427,469	3,512,000	—	(915,469)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	10,588	$ 2,644,000	$ 2,017,448	$ —	$ (626,552)
Expiring 02/26/21	Deutsche Bank AG	BRL	12,598	2,206,000	2,398,082	192,082	—
Expiring 03/31/21	Citibank, N.A.	BRL	24,032	5,817,900	4,568,891	—	(1,249,009)
Expiring 03/31/21	Deutsche Bank AG	BRL	40,047	9,085,000	7,613,554	—	(1,471,446)
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	31,478	7,523,532	5,984,590	—	(1,538,942)
Expiring 05/28/21	Deutsche Bank AG	BRL	17,496	3,297,000	3,317,245	20,245	—
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	12,434,338	—	(2,558,662)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	7,229,960	—	(1,800,040)
Expiring 09/30/21	Deutsche Bank AG	BRL	17,668	3,883,000	3,318,658	—	(564,342)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	4,795	901,592	900,706	—	(886)
Expiring 01/28/22	Citibank, N.A.	BRL	2,966	560,000	551,002	—	(8,998)
Expiring 01/28/22	Deutsche Bank AG	BRL	25,948	4,434,000	4,819,867	385,867	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	19,492	3,580,779	3,620,685	39,906	—
British Pound,
Expiring 09/30/20	Bank of America, N.A.	GBP	313	395,000	409,699	14,699	—
Expiring 09/30/20	Bank of America, N.A.	GBP	69	86,499	89,991	3,492	—
Expiring 09/30/20	Barclays Bank PLC	GBP	358	448,000	468,700	20,700	—
Expiring 09/30/20	Citibank, N.A.	GBP	693	864,000	907,690	43,690	—
Expiring 09/30/20	Citibank, N.A.	GBP	439	548,000	574,554	26,554	—
Expiring 09/30/20	Citibank, N.A.	GBP	316	394,000	413,657	19,657	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	603	746,000	790,000	44,000	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	481	609,000	630,275	21,275	—
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	370	465,000	484,631	19,631	—
Expiring 10/19/20	Barclays Bank PLC	GBP	340	427,000	445,850	18,850	—
Expiring 10/19/20	Citibank, N.A.	GBP	281	355,000	367,392	12,392	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	844	1,066,000	1,105,619	39,619	—
Expiring 10/30/20	HSBC Bank USA, N.A.	GBP	1,733	2,118,930	2,269,010	150,080	—
Expiring 11/27/20	Bank of America, N.A.	GBP	7,548	10,004,874	9,886,641	—	(118,233)
Expiring 04/29/21	Citibank, N.A.	GBP	371	462,381	486,272	23,891	—
Canadian Dollar,
Expiring 10/20/20	Barclays Bank PLC	CAD	931	686,000	695,523	9,523	—
Expiring 10/20/20	Citibank, N.A.	CAD	1,563	1,155,000	1,167,036	12,036	—
Expiring 10/20/20	Citibank, N.A.	CAD	1,197	884,000	893,699	9,699	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	2,710	2,023,000	2,023,385	385	—
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	1,229	917,000	917,532	532	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	1,493	$ 1,112,000	$ 1,114,849	$ 2,849	$ —
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	370,804	476,000	490,012	14,012	—
Expiring 09/16/20	Citibank, N.A.	CLP	756,206	929,365	999,316	69,951	—
Expiring 09/16/20	HSBC Bank USA, N.A.	CLP	3,218,250	4,200,000	4,252,873	52,873	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	648,099	813,000	856,454	43,454	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	625,266	817,000	826,281	9,281	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	504,819	643,000	667,112	24,112	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	623,481	811,000	823,921	12,921	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	469,138	611,000	619,959	8,959	—
Expiring 10/29/21	Deutsche Bank AG	CLP	1,903,558	2,405,000	2,516,043	111,043	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	6,590	919,000	942,357	23,357	—
Expiring 08/07/20	BNP Paribas S.A.	CNH	5,783	823,000	826,919	3,919	—
Expiring 08/07/20	Citibank, N.A.	CNH	16,218	2,290,000	2,319,035	29,035	—
Expiring 08/07/20	Citibank, N.A.	CNH	15,374	2,170,000	2,198,426	28,426	—
Expiring 08/07/20	Citibank, N.A.	CNH	14,166	1,993,000	2,025,567	32,567	—
Expiring 08/07/20	Citibank, N.A.	CNH	11,914	1,703,000	1,703,545	545	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	17,963	2,560,965	2,568,630	7,665	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	13,604	1,918,000	1,945,237	27,237	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	13,142	1,849,000	1,879,199	30,199	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	10,839	1,531,000	1,549,959	18,959	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	8,357	1,181,000	1,194,929	13,929	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	7,013	991,000	1,002,848	11,848	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	6,009	858,000	859,226	1,226	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	4,054	579,000	579,664	664	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	13,142	1,858,229	1,879,141	20,912	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	7,832	1,095,000	1,119,871	24,871	—
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	2,807	399,000	400,800	1,800	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	8,431	1,201,000	1,199,174	—	(1,826)
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,152,467	—	(113,516)
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	4,640,384	1,263,377	1,238,637	—	(24,740)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/16/20	Goldman Sachs International	COP	3,231,464	$ 886,000	$ 862,560	$ —	$ (23,440)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	3,543,548	950,000	945,863	—	(4,137)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	2,371,421	633,000	632,993	—	(7)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	1,148,825	303,000	306,651	3,651	—
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	22,367	1,011,000	1,004,347	—	(6,653)
Expiring 10/19/20	Citibank, N.A.	CZK	18,088	811,000	812,204	1,204	—
Expiring 10/19/20	Goldman Sachs International	CZK	60,686	2,564,556	2,724,960	160,404	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	18,346	821,000	823,781	2,781	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	11,498	507,500	516,277	8,777	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	18,778	833,000	843,164	10,164	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	11,495	507,500	516,147	8,647	—
Expiring 10/19/20	UBS AG	CZK	18,174	817,000	816,044	—	(956)
Euro,
Expiring 10/19/20	Citibank, N.A.	EUR	12,767	14,633,686	15,063,796	430,110	—
Expiring 10/19/20	Citibank, N.A.	EUR	1,860	2,119,000	2,194,421	75,421	—
Expiring 10/19/20	Citibank, N.A.	EUR	697	826,000	822,868	—	(3,132)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	948	1,118,950	1,118,400	—	(550)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	799	910,830	942,659	31,829	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	764	906,363	901,881	—	(4,482)
Expiring 12/02/20	HSBC Bank USA, N.A.	EUR	3,091	3,601,216	3,650,672	49,456	—
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	361,618	1,244,000	1,236,273	—	(7,727)
Expiring 10/19/20	Citibank, N.A.	HUF	114,231	381,000	390,526	9,526	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	238,323	807,000	814,761	7,761	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	113,993	381,000	389,712	8,712	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	119,716	408,000	409,276	1,276	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	230,150	773,000	786,818	13,818	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	HUF	124,281	399,000	424,881	25,881	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/20	UBS AG	HUF	238,486	$ 812,000	$ 815,317	$ 3,317	$ —
Indian Rupee,
Expiring 08/31/20	Citibank, N.A.	INR	44,686	591,000	594,337	3,337	—
Expiring 08/31/20	Citibank, N.A.	INR	23,681	311,000	314,969	3,969	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	42,841	561,000	569,801	8,801	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	28,148	376,000	374,377	—	(1,623)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	INR	26,004	346,000	345,869	—	(131)
Expiring 09/16/20	Barclays Bank PLC	INR	66,021	878,316	876,560	—	(1,756)
Expiring 09/16/20	Barclays Bank PLC	INR	64,335	852,000	854,165	2,165	—
Expiring 09/16/20	Citibank, N.A.	INR	70,263	921,626	932,877	11,251	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	105,883	1,394,000	1,405,798	11,798	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	71,392	948,000	947,867	—	(133)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	72,805	962,000	966,629	4,629	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	41,543	551,000	551,559	559	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	37,413	499,000	496,724	—	(2,276)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	89,679	1,188,000	1,190,657	2,657	—
Expiring 10/28/20	Citibank, N.A.	INR	687,393	8,824,000	9,086,120	262,120	—
Expiring 10/28/20	Citibank, N.A.	INR	49,117	631,000	649,240	18,240	—
Expiring 10/30/20	Goldman Sachs International	INR	332,853	4,397,000	4,398,813	1,813	—
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	106,611	1,380,972	1,408,917	27,945	—
Expiring 12/23/20	Goldman Sachs International	INR	210,802	2,761,000	2,770,639	9,639	—
Expiring 12/23/20	HSBC Bank USA, N.A.	INR	40,000	515,068	525,735	10,667	—
Expiring 02/26/21	Citibank, N.A.	INR	51,984	659,000	678,666	19,666	—
Expiring 02/26/21	HSBC Bank USA, N.A.	INR	69,202	884,822	903,442	18,620	—
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	296,308	3,993,909	3,868,351	—	(125,558)
Expiring 09/30/21	Goldman Sachs International	INR	242,481	3,183,000	3,090,249	—	(92,751)
Expiring 09/30/21	HSBC Bank USA, N.A.	INR	181,781	2,268,006	2,316,667	48,661	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	32,765,850	2,305,181	2,209,112	—	(96,069)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	20,152,706	1,379,000	1,358,719	—	(20,281)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	11,180,475	$ 765,000	$ 753,801	$ —	$ (11,199)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	8,456,295	579,000	570,133	—	(8,867)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	18,706,275	1,239,647	1,261,199	21,552	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	13,298,034	911,761	896,569	—	(15,192)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	37,090,278	2,455,009	2,500,670	45,661	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	2,448	719,580	719,591	11	—
Expiring 09/16/20	Barclays Bank PLC	ILS	1,461	427,856	429,566	1,710	—
Expiring 09/16/20	Citibank, N.A.	ILS	5,896	1,711,000	1,733,164	22,164	—
Expiring 09/16/20	Citibank, N.A.	ILS	2,748	806,000	807,848	1,848	—
Expiring 09/16/20	Citibank, N.A.	ILS	1,556	456,144	457,398	1,254	—
Expiring 09/16/20	Goldman Sachs International	ILS	3,938	1,156,000	1,157,427	1,427	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	7,639	2,214,909	2,245,248	30,339	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	1,657	485,000	487,033	2,033	—
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	8,120,771	183,771	—
Japanese Yen,
Expiring 08/31/20	BNP Paribas S.A.	JPY	102,583	957,000	969,415	12,415	—
Expiring 08/31/20	Citibank, N.A.	JPY	70,584	658,000	667,018	9,018	—
Expiring 08/31/20	Citibank, N.A.	JPY	51,081	477,000	482,715	5,715	—
Expiring 08/31/20	Goldman Sachs International	JPY	49,373	461,000	466,582	5,582	—
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	139,263	1,325,000	1,316,038	—	(8,962)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	55,868	528,000	527,959	—	(41)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	57,857	540,000	546,751	6,751	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	98,933	936,000	934,923	—	(1,077)
Expiring 09/30/20	Citibank, N.A.	JPY	385,013	3,583,446	3,639,995	56,549	—
Expiring 10/19/20	Citibank, N.A.	JPY	930,850	8,727,245	8,802,291	75,046	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	270,482	2,573,530	2,557,725	—	(15,805)
Expiring 10/19/20	UBS AG	JPY	35,162	328,482	332,500	4,018	—
Expiring 10/30/20	Bank of America, N.A.	JPY	1,225,300	11,507,000	11,587,966	80,966	—
Expiring 10/30/20	Citibank, N.A.	JPY	482,952	4,643,318	4,567,392	—	(75,926)
Expiring 11/27/20	Bank of America, N.A.	JPY	210,407	1,969,000	1,990,955	21,955	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/27/20	Citibank, N.A.	JPY	507,341	$ 4,882,031	$ 4,800,651	$ —	$ (81,380)
Expiring 01/29/21	Barclays Bank PLC	JPY	726,043	6,983,000	6,878,539	—	(104,461)
Expiring 01/29/21	Citibank, N.A.	JPY	748,513	7,462,000	7,091,418	—	(370,582)
Expiring 01/29/21	Citibank, N.A.	JPY	360,776	3,480,043	3,417,994	—	(62,049)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	992,486	9,655,000	9,402,815	—	(252,185)
Expiring 01/29/21	Morgan Stanley & Co. International PLC	JPY	199,585	1,839,193	1,890,865	51,672	—
Expiring 05/28/21	Citibank, N.A.	JPY	645,078	6,035,197	6,122,725	87,528	—
Expiring 05/28/21	Citibank, N.A.	JPY	611,997	5,924,174	5,808,736	—	(115,438)
Expiring 05/28/21	Deutsche Bank AG	JPY	173,618	1,594,000	1,647,891	53,891	—
Expiring 01/28/22	Citibank, N.A.	JPY	538,981	5,262,454	5,135,365	—	(127,089)
Expiring 01/28/22	Deutsche Bank AG	JPY	153,253	1,470,000	1,460,179	—	(9,821)
Expiring 01/28/22	Deutsche Bank AG	JPY	102,273	944,000	974,449	30,449	—
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	6,322,435	192,435	—
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,710,172	—	(407,828)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,220,000	4,810,697	—	(409,303)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,439,080	—	(531,920)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	8,258,059	—	(4,899)
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	9,090	413,000	406,820	—	(6,180)
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	18,597	804,000	832,288	28,288	—
Expiring 08/31/20	HSBC Bank USA, N.A.	MXN	10,680	475,000	477,969	2,969	—
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	41,179	1,866,151	1,838,878	—	(27,273)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	22,989	1,000,000	1,026,565	26,565	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,244	932,962	948,644	15,682	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	14,206	617,000	634,353	17,353	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	20,847	939,136	930,920	—	(8,216)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	20,407	935,741	911,268	—	(24,473)
Expiring 10/30/20	Citibank, N.A.	MXN	141,811	7,023,288	6,300,041	—	(723,247)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	MXN	306,088	14,433,000	13,598,166	—	(834,834)
Expiring 01/29/21	Goldman Sachs International	MXN	94,522	4,426,016	4,157,118	—	(268,898)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	MXN	34,930	$ 1,620,000	$ 1,536,220	$ —	$ (83,780)
Expiring 02/26/21	Citibank, N.A.	MXN	255,155	10,122,000	11,186,629	1,064,629	—
Expiring 02/26/21	Deutsche Bank AG	MXN	81,873	3,833,000	3,589,505	—	(243,495)
Expiring 04/29/21	Goldman Sachs International	MXN	33,087	1,380,000	1,440,592	60,592	—
Expiring 04/29/21	HSBC Bank USA, N.A.	MXN	38,781	1,521,777	1,688,511	166,734	—
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	MXN	66,328	3,022,811	2,887,901	—	(134,910)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	316,200	14,891,000	13,767,246	—	(1,123,754)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	2,915,854	—	(90,844)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	9,269,900	—	(469,100)
New Taiwanese Dollar,
Expiring 08/31/20	HSBC Bank USA, N.A.	TWD	16,815	576,000	574,318	—	(1,682)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	12,491	427,000	426,628	—	(372)
Expiring 09/16/20	Barclays Bank PLC	TWD	47,442	1,623,734	1,623,880	146	—
Expiring 09/16/20	Barclays Bank PLC	TWD	21,560	738,000	737,953	—	(47)
Expiring 09/16/20	Credit Suisse International	TWD	33,623	1,148,000	1,150,874	2,874	—
Expiring 09/16/20	Credit Suisse International	TWD	30,060	1,032,000	1,028,914	—	(3,086)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	34,435	1,181,000	1,178,653	—	(2,347)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	52,809	1,805,000	1,807,572	2,572	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	15,904	544,000	544,366	366	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	53,062	1,809,461	1,816,251	6,790	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	30,176	1,032,000	1,032,870	870	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	110,463	3,861,000	3,878,624	17,624	—
New Zealand Dollar,
Expiring 10/20/20	Citibank, N.A.	NZD	993	659,000	658,447	—	(553)
Expiring 10/20/20	Citibank, N.A.	NZD	918	612,000	609,168	—	(2,832)
Expiring 10/20/20	Citibank, N.A.	NZD	857	562,000	568,072	6,072	—
Norwegian Krone,
Expiring 10/19/20	Citibank, N.A.	NOK	9,535	1,018,000	1,047,884	29,884	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/19/20	Citibank, N.A.	NOK	3,480	$ 384,000	$ 382,484	$ —	$ (1,516)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	3,850	423,000	423,159	159	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	3,557	387,000	390,888	3,888	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	6,061	1,730,462	1,713,996	—	(16,466)
Expiring 09/16/20	Citibank, N.A.	PEN	4,358	1,235,197	1,232,298	—	(2,899)
Expiring 09/16/20	Goldman Sachs International	PEN	2,104	614,500	595,038	—	(19,462)
Philippine Peso,
Expiring 09/16/20	Barclays Bank PLC	PHP	38,032	757,000	772,235	15,235	—
Expiring 09/16/20	Goldman Sachs International	PHP	57,800	1,148,000	1,173,622	25,622	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	40,055	796,000	813,313	17,313	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	36,128	725,000	733,582	8,582	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	33,173	658,585	673,578	14,993	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	30,374	613,000	616,749	3,749	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	29,397	594,000	596,909	2,909	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	28,792	572,415	584,633	12,218	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	27,950	556,000	567,529	11,529	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	41,013	817,000	832,779	15,779	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	2,418	644,000	645,858	1,858	—
Expiring 10/19/20	Barclays Bank PLC	PLN	2,332	613,770	623,047	9,277	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	7,023	1,768,269	1,876,222	107,953	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	2,778	741,000	742,201	1,201	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	1,460	384,230	390,070	5,840	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	1,122	300,000	299,811	—	(189)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	4,443	$ 1,174,000	$ 1,186,991	$ 12,991	$ —
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	1,899	485,000	507,324	22,324	—
Expiring 10/19/20	UBS AG	PLN	3,759	1,011,000	1,004,223	—	(6,777)
Russian Ruble,
Expiring 08/31/20	Barclays Bank PLC	RUB	31,251	452,000	419,302	—	(32,698)
Expiring 08/31/20	Barclays Bank PLC	RUB	28,168	396,000	377,948	—	(18,052)
Expiring 08/31/20	Citibank, N.A.	RUB	34,950	498,000	468,934	—	(29,066)
Expiring 08/31/20	Citibank, N.A.	RUB	32,097	465,000	430,654	—	(34,346)
Expiring 08/31/20	Citibank, N.A.	RUB	30,964	433,000	415,455	—	(17,545)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	45,976	637,000	616,881	—	(20,119)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	44,576	613,637	598,092	—	(15,545)
Expiring 09/16/20	Barclays Bank PLC	RUB	78,758	1,125,530	1,054,930	—	(70,600)
Expiring 09/16/20	Barclays Bank PLC	RUB	33,605	482,214	450,129	—	(32,085)
Expiring 09/16/20	Barclays Bank PLC	RUB	31,417	450,862	420,809	—	(30,053)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	234,126	3,255,032	3,136,007	—	(119,025)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	234,126	3,321,294	3,136,007	—	(185,287)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	48,133	686,000	644,720	—	(41,280)
Expiring 10/30/20	Deutsche Bank AG	RUB	48,545	730,000	647,308	—	(82,692)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	RUB	118,182	1,428,272	1,575,866	147,594	—
Expiring 12/23/20	Goldman Sachs International	RUB	1,201,548	17,216,000	15,932,071	—	(1,283,929)
Expiring 12/23/20	JPMorgan Chase Bank, N.A.	RUB	66,181	793,154	877,532	84,378	—
Expiring 02/26/21	Deutsche Bank AG	RUB	167,613	2,119,000	2,207,498	88,498	—
Expiring 02/26/21	Goldman Sachs International	RUB	233,119	3,365,000	3,070,224	—	(294,776)
Expiring 04/28/21	Goldman Sachs International	RUB	211,437	2,920,000	2,766,933	—	(153,067)
Expiring 04/29/21	Goldman Sachs International	RUB	88,765	1,251,000	1,161,483	—	(89,517)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	RUB	114,656	1,346,838	1,500,273	153,435	—
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	1,283	924,000	934,043	10,043	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/16/20	BNP Paribas S.A.	SGD	1,895	$ 1,368,000	$ 1,379,379	$ 11,379	$ —
Expiring 09/16/20	Credit Suisse International	SGD	3,126	2,255,000	2,275,423	20,423	—
Expiring 09/16/20	Credit Suisse International	SGD	1,538	1,118,000	1,119,589	1,589	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	10,031	7,222,204	7,301,227	79,023	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	2,516	1,818,485	1,830,944	12,459	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	2,453	1,765,000	1,785,584	20,584	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,883	1,372,000	1,370,684	—	(1,316)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,552	1,114,000	1,129,846	15,846	—
South African Rand,
Expiring 08/31/20	Bank of America, N.A.	ZAR	6,210	374,000	362,084	—	(11,916)
Expiring 08/31/20	Barclays Bank PLC	ZAR	11,989	708,000	698,993	—	(9,007)
Expiring 08/31/20	Barclays Bank PLC	ZAR	7,168	464,363	417,896	—	(46,467)
Expiring 08/31/20	BNP Paribas S.A.	ZAR	43,370	2,909,205	2,528,651	—	(380,554)
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	14,587	832,000	850,488	18,488	—
Expiring 08/31/20	HSBC Bank USA, N.A.	ZAR	12,475	723,000	727,337	4,337	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	ZAR	26,959	1,494,110	1,571,804	77,694	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	12,067	725,000	702,327	—	(22,673)
Expiring 09/16/20	Barclays Bank PLC	ZAR	10,252	619,000	596,663	—	(22,337)
Expiring 09/16/20	Barclays Bank PLC	ZAR	9,440	561,000	549,392	—	(11,608)
Expiring 09/16/20	Barclays Bank PLC	ZAR	8,903	519,000	518,159	—	(841)
Expiring 09/16/20	Citibank, N.A.	ZAR	7,583	433,000	441,308	8,308	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	10,598	637,000	616,803	—	(20,197)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	8,927	533,000	519,547	—	(13,453)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	7,766	463,000	451,998	—	(11,002)
Expiring 09/30/20	Barclays Bank PLC	ZAR	54,937	3,653,238	3,192,429	—	(460,809)
Expiring 09/30/20	Citibank, N.A.	ZAR	81,741	5,035,000	4,749,978	—	(285,022)
Expiring 12/23/20	Barclays Bank PLC	ZAR	30,745	1,961,801	1,771,667	—	(190,134)
Expiring 01/29/21	Barclays Bank PLC	ZAR	55,472	3,418,835	3,184,457	—	(234,378)
Expiring 01/29/21	Barclays Bank PLC	ZAR	34,420	2,185,223	1,975,908	—	(209,315)
Expiring 01/29/21	Goldman Sachs International	ZAR	49,473	3,250,000	2,840,067	—	(409,933)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	83,970	$ 5,628,000	$ 4,820,389	$ —	$ (807,611)
Expiring 02/26/21	Bank of America, N.A.	ZAR	3,487	212,000	199,638	—	(12,362)
Expiring 02/26/21	Deutsche Bank AG	ZAR	17,092	1,095,000	978,431	—	(116,569)
Expiring 02/26/21	Goldman Sachs International	ZAR	141,052	7,756,000	8,074,593	318,593	—
Expiring 04/29/21	Goldman Sachs International	ZAR	7,263	381,000	413,200	32,200	—
Expiring 12/23/21	Goldman Sachs International	ZAR	73,237	3,878,000	4,068,575	190,575	—
South Korean Won,
Expiring 08/31/20	Barclays Bank PLC	KRW	635,443	533,000	531,751	—	(1,249)
Expiring 08/31/20	Citibank, N.A.	KRW	861,211	708,000	720,679	12,679	—
Expiring 08/31/20	Citibank, N.A.	KRW	633,351	514,000	530,001	16,001	—
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	732,896	615,000	613,302	—	(1,698)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	496,933	416,000	415,843	—	(157)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	642,351	520,000	537,532	17,532	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	587,280	483,000	491,447	8,447	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	429,267	358,000	359,219	1,219	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	737,012	609,000	616,746	7,746	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	484,289	403,000	405,263	2,263	—
Expiring 09/16/20	Citibank, N.A.	KRW	1,130,571	935,671	946,230	10,559	—
Expiring 09/16/20	Credit Suisse International	KRW	1,480,278	1,242,000	1,238,917	—	(3,083)
Expiring 09/16/20	Credit Suisse International	KRW	1,246,077	1,041,000	1,042,903	1,903	—
Expiring 09/16/20	Credit Suisse International	KRW	975,773	816,000	816,672	672	—
Expiring 09/16/20	Goldman Sachs International	KRW	1,519,127	1,268,000	1,271,432	3,432	—
Expiring 09/16/20	Goldman Sachs International	KRW	1,035,947	861,000	867,034	6,034	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,609,918	2,180,000	2,184,368	4,368	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	2,258,860	1,871,482	1,890,551	19,069	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	1,263,886	1,062,000	1,057,808	—	(4,192)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	1,216,646	1,008,000	1,018,271	10,271	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	879,411	737,000	736,022	—	(978)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,247,687	$ 1,871,482	$ 1,881,200	$ 9,718	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,988,130	1,657,000	1,663,964	6,964	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,296,973	1,086,831	1,085,500	—	(1,331)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	1,116,260	929,365	934,253	4,888	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	1,085,078	910,308	908,155	—	(2,153)
Expiring 10/30/20	BNP Paribas S.A.	KRW	6,645,920	5,840,000	5,563,491	—	(276,509)
Expiring 10/30/20	Citibank, N.A.	KRW	4,690,645	3,822,000	3,926,674	104,674	—
Expiring 10/30/20	Citibank, N.A.	KRW	2,031,507	1,669,000	1,700,633	31,633	—
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	KRW	2,035,051	1,707,831	1,703,600	—	(4,231)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	KRW	8,681,100	7,125,000	7,267,199	142,199	—
Expiring 04/29/21	Citibank, N.A.	KRW	2,323,320	1,900,031	1,947,987	47,956	—
Expiring 04/29/21	Goldman Sachs International	KRW	176,149	146,000	147,692	1,692	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	KRW	1,789,562	1,478,000	1,500,458	22,458	—
Expiring 07/30/21	HSBC Bank USA, N.A.	KRW	7,848,810	6,660,000	6,584,665	—	(75,335)
Swedish Krona,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	SEK	37,825	4,095,555	4,311,462	215,907	—
Swiss Franc,
Expiring 10/19/20	Citibank, N.A.	CHF	690	738,000	756,543	18,543	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	918	979,000	1,005,658	26,658	—
Expiring 10/30/20	Goldman Sachs International	CHF	8,063	8,721,000	8,839,749	118,749	—
Expiring 10/30/20	UBS AG	CHF	3,112	3,204,065	3,412,080	208,015	—
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	62,960	1,997,000	2,018,816	21,816	—
Expiring 09/16/20	BNP Paribas S.A.	THB	13,179	427,320	422,572	—	(4,748)
Expiring 09/16/20	Citibank, N.A.	THB	25,268	799,000	810,221	11,221	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	57,391	1,819,668	1,840,247	20,579	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	57,178	1,847,000	1,833,390	—	(13,610)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	45,229	1,457,000	1,450,259	—	(6,741)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	31,340	1,013,000	1,004,919	—	(8,081)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	24,658	798,000	790,661	—	(7,339)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	24,196	$ 784,000	$ 775,855	$ —	$ (8,145)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	21,557	685,000	691,231	6,231	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	19,355	616,000	620,626	4,626	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	65,823	2,114,000	2,110,618	—	(3,382)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	45,341	1,460,000	1,453,844	—	(6,156)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	31,265	1,007,000	1,002,518	—	(4,482)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	29,320	924,000	940,153	16,153	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	25,878	833,000	829,787	—	(3,213)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	23,429	759,680	751,232	—	(8,448)
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	8,350	1,200,000	1,153,510	—	(46,490)
Expiring 09/16/20	Barclays Bank PLC	TRY	7,878	1,121,000	1,088,316	—	(32,684)
Expiring 09/16/20	Barclays Bank PLC	TRY	7,486	1,065,000	1,034,170	—	(30,830)
Expiring 09/16/20	Barclays Bank PLC	TRY	4,962	703,000	685,459	—	(17,541)
Expiring 09/16/20	Barclays Bank PLC	TRY	3,187	455,000	440,251	—	(14,749)
Expiring 09/16/20	Barclays Bank PLC	TRY	2,844	409,317	392,850	—	(16,467)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	9,504	1,342,000	1,312,893	—	(29,107)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	5,016	710,000	692,968	—	(17,032)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	4,678	660,000	646,200	—	(13,800)
Expiring 10/30/20	Barclays Bank PLC	TRY	10,491	1,507,884	1,420,740	—	(87,144)
Expiring 10/30/20	Barclays Bank PLC	TRY	712	113,731	96,466	—	(17,265)
Expiring 12/23/20	Barclays Bank PLC	TRY	4,835	617,041	636,426	19,385	—
Expiring 12/23/20	Goldman Sachs International	TRY	2,007	314,000	264,139	—	(49,861)
Expiring 02/26/21	Barclays Bank PLC	TRY	24,379	3,089,444	3,102,879	13,435	—
Expiring 02/26/21	Barclays Bank PLC	TRY	7,913	1,227,194	1,007,189	—	(220,005)
Expiring 02/26/21	Barclays Bank PLC	TRY	7,006	969,000	891,691	—	(77,309)
Expiring 02/26/21	Barclays Bank PLC	TRY	3,946	541,409	502,225	—	(39,184)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	107,674	12,965,000	13,704,544	739,544	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	$ 897,000	$ 848,890	$ —	$ (48,110)
Expiring 05/28/21	Goldman Sachs International	TRY	2,447	353,510	297,516	—	(55,994)
				$827,590,780	$806,377,516	10,773,273	(31,986,537)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/31/20	Bank of America, N.A.	AUD	312	$ 214,112	$ 222,977	$ —	$ (8,865)
Expiring 08/31/20	BNP Paribas S.A.	AUD	861	589,000	615,235	—	(26,235)
Expiring 08/31/20	Citibank, N.A.	AUD	1,072	705,017	766,183	—	(61,166)
Expiring 08/31/20	Citibank, N.A.	AUD	626	429,000	447,088	—	(18,088)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	AUD	490	350,000	350,100	—	(100)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	AUD	798	572,000	569,873	2,127	—
Expiring 10/20/20	Citibank, N.A.	AUD	1,309	915,000	935,220	—	(20,220)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	22,523	15,648,848	16,095,983	—	(447,135)
Expiring 11/27/20	JPMorgan Chase Bank, N.A.	AUD	5,929	4,067,946	4,237,323	—	(169,377)
Expiring 01/29/21	Barclays Bank PLC	AUD	6,114	3,980,275	4,369,809	—	(389,534)
Expiring 05/28/21	Barclays Bank PLC	AUD	14,233	9,253,474	10,170,717	—	(917,243)
Expiring 05/28/21	Citibank, N.A.	AUD	7,064	4,440,631	5,047,533	—	(606,902)
Expiring 05/28/21	Citibank, N.A.	AUD	1,540	1,012,706	1,100,705	—	(87,999)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	4,941	929,365	947,033	—	(17,668)
Expiring 08/04/20	Citibank, N.A.	BRL	2,342	437,000	448,922	—	(11,922)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	4,833	908,648	926,314	—	(17,666)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	21,549	4,099,953	4,130,156	—	(30,203)
Expiring 08/31/20	Citibank, N.A.	BRL	2,725	495,000	521,656	—	(26,656)
Expiring 08/31/20	Citibank, N.A.	BRL	2,478	612,397	474,318	138,079	—
Expiring 08/31/20	Citibank, N.A.	BRL	2,140	399,000	409,640	—	(10,640)
Expiring 08/31/20	Deutsche Bank AG	BRL	26,630	5,810,000	5,097,945	712,055	—
Expiring 08/31/20	HSBC Bank USA, N.A.	BRL	7,574	1,447,000	1,449,853	—	(2,853)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/31/20	Morgan Stanley & Co. International PLC	BRL	3,337	$ 656,000	$ 638,833	$ 17,167	$ —
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	16,638	3,163,791	3,184,960	—	(21,169)
Expiring 12/23/20	Citibank, N.A.	BRL	3,696	903,638	705,209	198,429	—
Expiring 12/23/20	Morgan Stanley & Co. International PLC	BRL	42,608	10,702,000	8,128,795	2,573,205	—
Expiring 01/29/21	Bank of America, N.A.	BRL	23,306	5,598,400	4,440,817	1,157,583	—
Expiring 01/29/21	Citibank, N.A.	BRL	33,812	8,259,000	6,442,542	1,816,458	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	50,404	9,705,275	9,604,185	101,090	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	BRL	34,244	7,936,000	6,524,917	1,411,083	—
Expiring 02/26/21	Citibank, N.A.	BRL	4,705	916,000	895,502	20,498	—
Expiring 03/31/21	Citibank, N.A.	BRL	80,490	18,979,000	15,302,505	3,676,495	—
Expiring 03/31/21	Morgan Stanley & Co. International PLC	BRL	15,067	3,716,626	2,864,531	852,095	—
Expiring 04/29/21	BNP Paribas S.A.	BRL	1,634	331,000	310,243	20,757	—
Expiring 04/29/21	Deutsche Bank AG	BRL	5,048	938,000	958,772	—	(20,772)
Expiring 04/29/21	Deutsche Bank AG	BRL	1,809	331,000	343,548	—	(12,548)
Expiring 04/29/21	Deutsche Bank AG	BRL	760	133,000	144,357	—	(11,357)
Expiring 05/28/21	BNP Paribas S.A.	BRL	5,489	1,110,000	1,040,734	69,266	—
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	8,966,619	2,060,381	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	14,917,043	2,765,957	—
Expiring 01/28/22	Citibank, N.A.	BRL	24,184	4,311,000	4,492,158	—	(181,158)
Expiring 01/28/22	Deutsche Bank AG	BRL	37,286	8,109,155	6,925,954	1,183,201	—
British Pound,
Expiring 09/30/20	BNP Paribas S.A.	GBP	412	517,000	539,542	—	(22,542)
Expiring 09/30/20	Citibank, N.A.	GBP	431	535,000	563,901	—	(28,901)
Expiring 09/30/20	HSBC Bank USA, N.A.	GBP	1,058	1,293,510	1,385,171	—	(91,661)
Expiring 10/19/20	Barclays Bank PLC	GBP	8,231	10,425,217	10,778,583	—	(353,366)
Expiring 10/19/20	Barclays Bank PLC	GBP	1,533	1,954,274	2,007,189	—	(52,915)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	16,462	20,844,163	21,557,167	—	(713,004)
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	8,231	10,380,797	10,778,584	—	(397,787)
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	4,629,704	4,642,058	—	(12,354)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/27/20	Morgan Stanley & Co. International PLC	GBP	3,544	$ 4,629,704	$ 4,642,058	$ —	$ (12,354)
Expiring 04/29/21	Bank of America, N.A.	GBP	1,067	1,344,911	1,398,524	—	(53,613)
Expiring 05/28/21	Bank of America, N.A.	GBP	670	844,589	878,249	—	(33,660)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	6,122	4,537,858	4,571,714	—	(33,856)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	2,104,828	2,719,415	2,781,500	—	(62,085)
Expiring 09/16/20	Citibank, N.A.	CLP	200,137	246,000	264,478	—	(18,478)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	7,235,169	8,878,597	9,561,177	—	(682,580)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	818,716	997,000	1,081,923	—	(84,923)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	331,404	407,000	437,946	—	(30,946)
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,629,529	—	(105,529)
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	15,431	2,200,000	2,206,480	—	(6,480)
Expiring 08/07/20	Credit Suisse International	CNH	9,083	1,296,000	1,298,793	—	(2,793)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	10,601	1,508,000	1,515,827	—	(7,827)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	9,438	1,347,000	1,349,612	—	(2,612)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	5,844	834,000	835,670	—	(1,670)
Expiring 08/31/20	HSBC Bank USA, N.A.	CNH	2,721	388,000	388,491	—	(491)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,152,467	123,680	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	2,683	372,000	376,540	—	(4,540)
Colombian Peso,
Expiring 09/16/20	Barclays Bank PLC	COP	3,172,611	839,000	846,851	—	(7,851)
Expiring 09/16/20	BNP Paribas S.A.	COP	7,141,526	1,993,447	1,906,255	87,192	—
Expiring 09/16/20	Citibank, N.A.	COP	3,492,963	921,626	932,361	—	(10,735)
Expiring 09/16/20	Goldman Sachs International	COP	7,158,052	1,995,220	1,910,667	84,553	—
Expiring 09/16/20	HSBC Bank USA, N.A.	COP	1,846,698	506,000	492,931	13,069	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	6,797,987	1,887,019	1,814,556	72,463	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	5,764,282	1,526,000	1,538,634	—	(12,634)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CZK	7,069	$ 303,000	$ 317,407	$ —	$ (14,407)
Euro,
Expiring 08/31/20	HSBC Bank USA, N.A.	EUR	2,424	2,712,359	2,857,217	—	(144,858)
Expiring 10/19/20	BNP Paribas S.A.	EUR	39,082	44,387,523	46,114,029	—	(1,726,506)
Expiring 10/19/20	Citibank, N.A.	EUR	4,068	4,683,900	4,799,710	—	(115,810)
Expiring 10/19/20	Goldman Sachs International	EUR	4,960	5,674,200	5,852,005	—	(177,805)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	1,498	1,761,000	1,767,787	—	(6,787)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	795	907,942	938,625	—	(30,683)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	38,155	43,158,846	45,020,415	—	(1,861,569)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	2,947	3,433,400	3,477,712	—	(44,312)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	726	855,052	856,620	—	(1,568)
Expiring 10/30/20	HSBC Bank USA, N.A.	EUR	583	654,828	688,263	—	(33,435)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	EUR	1,238	1,351,063	1,460,867	—	(109,804)
Expiring 12/02/20	Citibank, N.A.	EUR	66,601	75,513,843	78,663,246	—	(3,149,403)
Expiring 12/23/20	Morgan Stanley & Co. International PLC	EUR	1,759	1,922,217	2,078,609	—	(156,392)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	428,010	1,367,184	1,463,250	—	(96,066)
Indian Rupee,
Expiring 09/16/20	Barclays Bank PLC	INR	63,188	829,000	838,939	—	(9,939)
Expiring 09/16/20	Citibank, N.A.	INR	65,333	855,000	867,421	—	(12,421)
Expiring 09/16/20	Citibank, N.A.	INR	63,231	830,000	839,510	—	(9,510)
Expiring 09/16/20	Credit Suisse International	INR	81,345	1,066,000	1,080,018	—	(14,018)
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	118,940	1,549,000	1,579,159	—	(30,159)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	161,542	2,102,000	2,144,787	—	(42,787)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	123,949	1,609,000	1,645,667	—	(36,667)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	111,101	1,447,000	1,475,077	—	(28,077)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	81,119	1,065,000	1,077,011	—	(12,011)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	59,964	$ 778,000	$ 796,143	$ —	$ (18,143)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	43,520	570,000	577,806	—	(7,806)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	33,875	451,000	449,751	1,249	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	117,903	1,536,200	1,565,396	—	(29,196)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	60,420	786,000	802,190	—	(16,190)
Expiring 10/28/20	Goldman Sachs International	INR	287,217	3,912,500	3,796,494	116,006	—
Expiring 10/28/20	HSBC Bank USA, N.A.	INR	449,294	5,820,622	5,938,866	—	(118,244)
Expiring 10/30/20	HSBC Bank USA, N.A.	INR	439,464	5,742,000	5,807,730	—	(65,730)
Expiring 12/23/20	BNP Paribas S.A.	INR	250,803	3,250,000	3,296,374	—	(46,374)
Expiring 02/26/21	Bank of America, N.A.	INR	179,591	2,385,000	2,344,583	40,417	—
Expiring 02/26/21	Citibank, N.A.	INR	82,556	1,047,000	1,077,781	—	(30,781)
Expiring 02/26/21	Goldman Sachs International	INR	66,877	870,000	873,089	—	(3,089)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	INR	148,406	1,909,000	1,937,460	—	(28,460)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	INR	63,836	816,000	827,888	—	(11,888)
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,406,915	73,085	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	7,426,899	505,000	500,730	4,270	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	57,525,000	3,900,000	3,878,404	21,596	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	20,419,258	1,377,000	1,376,691	309	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	19,205,949	1,309,000	1,294,888	14,112	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	15,148,577	1,021,000	1,021,335	—	(335)
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	9,893,688	658,000	667,044	—	(9,044)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	15,211,040	1,030,000	1,025,546	4,454	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	12,226,500	858,000	824,325	33,675	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	11,851,124	832,000	799,017	32,983	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	10,440,846	702,000	703,934	—	(1,934)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	8,976,544	$ 609,000	$ 605,209	$ 3,791	$ —
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	2,842	827,000	835,435	—	(8,435)
Expiring 09/16/20	Citibank, N.A.	ILS	4,431	1,285,000	1,302,511	—	(17,511)
Expiring 09/16/20	Citibank, N.A.	ILS	2,990	866,000	878,982	—	(12,982)
Expiring 09/16/20	Citibank, N.A.	ILS	2,861	832,000	840,858	—	(8,858)
Expiring 09/16/20	Citibank, N.A.	ILS	2,807	814,000	825,078	—	(11,078)
Expiring 06/30/21	Barclays Bank PLC	ILS	7,933	2,357,060	2,347,810	9,250	—
Expiring 06/30/21	Citibank, N.A.	ILS	19,506	5,794,000	5,772,961	21,039	—
Japanese Yen,
Expiring 08/31/20	Bank of America, N.A.	JPY	80,325	751,000	759,074	—	(8,074)
Expiring 08/31/20	Barclays Bank PLC	JPY	88,071	820,000	832,273	—	(12,273)
Expiring 08/31/20	BNP Paribas S.A.	JPY	58,366	542,000	551,563	—	(9,563)
Expiring 08/31/20	BNP Paribas S.A.	JPY	47,436	440,000	448,272	—	(8,272)
Expiring 08/31/20	Citibank, N.A.	JPY	56,654	529,000	535,385	—	(6,385)
Expiring 08/31/20	Citibank, N.A.	JPY	54,673	521,000	516,666	4,334	—
Expiring 08/31/20	Citibank, N.A.	JPY	48,507	451,000	458,392	—	(7,392)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	70,486	650,000	666,093	—	(16,093)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	52,542	489,000	496,523	—	(7,523)
Expiring 08/31/20	HSBC Bank USA, N.A.	JPY	44,349	415,000	419,098	—	(4,098)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	JPY	67,290	630,000	635,893	—	(5,893)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	100,594	938,000	950,622	—	(12,622)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	52,288	498,000	494,125	3,875	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	JPY	44,199	410,932	417,680	—	(6,748)
Expiring 09/30/20	Morgan Stanley & Co. International PLC	JPY	368,352	3,373,947	3,482,479	—	(108,532)
Expiring 10/19/20	Barclays Bank PLC	JPY	199,855	1,869,935	1,889,871	—	(19,936)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	269,829	2,571,615	2,551,554	20,061	—
Expiring 10/30/20	Bank of America, N.A.	JPY	1,200,102	11,218,000	11,349,660	—	(131,660)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	JPY	508,150	4,661,101	4,805,698	—	(144,597)
Expiring 11/27/20	Bank of America, N.A.	JPY	276,037	2,583,000	2,611,972	—	(28,972)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/30/20	JPMorgan Chase Bank, N.A.	JPY	819,678	$ 7,848,316	$ 7,756,559	$ 91,757	$ —
Expiring 11/30/20	Morgan Stanley & Co. International PLC	JPY	196,463	1,804,538	1,859,113	—	(54,575)
Expiring 12/30/20	Bank of America, N.A.	JPY	485,216	4,679,936	4,594,236	85,700	—
Expiring 12/30/20	Morgan Stanley & Co. International PLC	JPY	441,059	4,056,690	4,176,137	—	(119,447)
Expiring 01/29/21	Bank of America, N.A.	JPY	648,854	6,126,000	6,147,243	—	(21,243)
Expiring 01/29/21	Citibank, N.A.	JPY	934,242	9,144,000	8,851,018	292,982	—
Expiring 01/29/21	Deutsche Bank AG	JPY	1,027,823	9,781,808	9,737,605	44,203	—
Expiring 05/28/21	Deutsche Bank AG	JPY	444,960	4,249,000	4,223,310	25,690	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	941,743	8,721,029	8,938,500	—	(217,471)
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	179,224	1,664,236	1,702,295	—	(38,059)
Expiring 01/28/22	Citibank, N.A.	JPY	634,903	5,972,189	6,049,311	—	(77,122)
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	12,798,509	189,491	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	11,284,548	300,452	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,860,168	288,659	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	451,025	—	(3,624)
Mexican Peso,
Expiring 08/31/20	Citibank, N.A.	MXN	14,350	610,337	642,227	—	(31,890)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	20,293	906,363	906,209	154	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	18,501	813,000	826,162	—	(13,162)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	18,254	809,000	815,135	—	(6,135)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	10,291	454,000	459,569	—	(5,569)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	8,966	398,000	400,361	—	(2,361)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	7,835	345,000	349,879	—	(4,879)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	21,768	932,962	972,036	—	(39,074)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	21,333	929,365	952,614	—	(23,249)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/30/20	Deutsche Bank AG	MXN	447,899	$ 19,592,000	$ 19,898,207	$ —	$ (306,207)
Expiring 01/29/21	Citibank, N.A.	MXN	121,902	5,800,000	5,361,280	438,720	—
Expiring 01/29/21	Citibank, N.A.	MXN	7,550	369,618	332,058	37,560	—
Expiring 02/26/21	Deutsche Bank AG	MXN	133,761	5,261,000	5,864,402	—	(603,402)
Expiring 02/26/21	HSBC Bank USA, N.A.	MXN	158,076	6,263,920	6,930,447	—	(666,527)
Expiring 04/29/21	Citibank, N.A.	MXN	113,973	5,602,000	4,962,335	639,665	—
Expiring 04/29/21	Citibank, N.A.	MXN	60,163	2,907,323	2,619,483	287,840	—
Expiring 04/29/21	Deutsche Bank AG	MXN	57,855	2,256,000	2,518,993	—	(262,993)
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	156,457	7,225,000	6,812,104	412,896	—
Expiring 04/29/21	Morgan Stanley & Co. International PLC	MXN	90,716	4,246,000	3,949,737	296,263	—
Expiring 02/25/22	Goldman Sachs International	MXN	14,604	589,000	614,900	—	(25,900)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	12,185,754	1,003,007	—
New Taiwanese Dollar,
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	TWD	11,991	408,000	409,568	—	(1,568)
Expiring 09/16/20	Citibank, N.A.	TWD	63,161	2,170,000	2,161,914	8,086	—
Expiring 09/16/20	Citibank, N.A.	TWD	34,434	1,177,000	1,178,637	—	(1,637)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	31,297	1,068,000	1,071,240	—	(3,240)
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	26,374	902,000	902,761	—	(761)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	74,151	2,528,000	2,538,092	—	(10,092)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	60,622	2,068,000	2,075,017	—	(7,017)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	52,421	1,788,000	1,794,281	—	(6,281)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	31,538	1,081,000	1,079,506	1,494	—
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	7,003	4,610,902	4,644,753	—	(33,851)
Norwegian Krone,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	NOK	10,781	1,146,662	1,184,801	—	(38,139)
Peruvian Nuevo Sol,
Expiring 09/16/20	BNP Paribas S.A.	PEN	2,463	711,760	696,593	15,167	—
Expiring 09/16/20	Citibank, N.A.	PEN	5,484	1,544,000	1,550,899	—	(6,899)
Expiring 09/16/20	Citibank, N.A.	PEN	4,432	1,276,000	1,253,152	22,848	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PEN	3,559	$ 1,005,000	$ 1,006,540	$ —	$ (1,540)
Expiring 09/16/20	Citibank, N.A.	PEN	2,990	855,000	845,464	9,536	—
Expiring 09/16/20	Citibank, N.A.	PEN	2,933	851,000	829,258	21,742	—
Expiring 09/16/20	Citibank, N.A.	PEN	2,932	835,000	829,191	5,809	—
Expiring 09/16/20	Citibank, N.A.	PEN	2,907	830,000	822,047	7,953	—
Expiring 09/16/20	Citibank, N.A.	PEN	2,812	804,000	795,140	8,860	—
Expiring 09/16/20	Citibank, N.A.	PEN	1,810	514,000	511,887	2,113	—
Expiring 09/16/20	Goldman Sachs International	PEN	1,539	436,000	435,081	919	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	1,590	451,000	449,623	1,377	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	2,945	835,000	832,851	2,149	—
Philippine Peso,
Expiring 09/16/20	BNP Paribas S.A.	PHP	33,183	658,000	673,781	—	(15,781)
Expiring 09/16/20	Citibank, N.A.	PHP	99,360	1,976,728	2,017,514	—	(40,786)
Expiring 09/16/20	Citibank, N.A.	PHP	71,650	1,409,397	1,454,847	—	(45,450)
Expiring 09/16/20	Citibank, N.A.	PHP	39,184	781,024	795,633	—	(14,609)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	152,185	3,043,237	3,090,117	—	(46,880)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	76,588	1,510,496	1,555,127	—	(44,631)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	65,750	1,324,000	1,335,054	—	(11,054)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	45,603	924,000	925,964	—	(1,964)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PHP	26,980	538,000	547,834	—	(9,834)
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	2,645	673,000	706,534	—	(33,534)
Russian Ruble,
Expiring 08/31/20	Citibank, N.A.	RUB	46,637	631,000	625,751	5,249	—
Expiring 08/31/20	HSBC Bank USA, N.A.	RUB	49,227	683,000	660,502	22,498	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	33,654	462,000	451,549	10,451	—
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	RUB	31,594	447,000	423,909	23,091	—
Expiring 08/31/20	Morgan Stanley & Co. International PLC	RUB	30,700	436,000	411,913	24,087	—
Expiring 09/16/20	Barclays Bank PLC	RUB	66,180	932,962	886,450	46,512	—
Expiring 09/16/20	Barclays Bank PLC	RUB	64,590	899,614	865,155	34,459	—
Expiring 09/16/20	Barclays Bank PLC	RUB	48,032	675,000	643,365	31,635	—
Expiring 09/16/20	Barclays Bank PLC	RUB	43,213	602,000	578,811	23,189	—
Expiring 09/16/20	Barclays Bank PLC	RUB	33,045	453,000	442,628	10,372	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	34,784	$ 481,000	$ 465,908	$ 15,092	$ —
Expiring 09/16/20	UBS AG	RUB	42,010	601,000	562,702	38,298	—
Expiring 10/30/20	Morgan Stanley & Co. International PLC	RUB	166,727	2,568,000	2,223,175	344,825	—
Expiring 12/23/20	BNP Paribas S.A.	RUB	1,267,728	17,197,000	16,809,603	387,397	—
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	RUB	400,732	4,730,630	5,277,721	—	(547,091)
Expiring 04/28/21	Goldman Sachs International	RUB	378,125	4,928,000	4,948,266	—	(20,266)
Expiring 04/29/21	Deutsche Bank AG	RUB	203,421	3,000,000	2,661,756	338,244	—
Expiring 06/30/21	Goldman Sachs International	RUB	319,754	4,385,000	4,157,392	227,608	—
Singapore Dollar,
Expiring 09/16/20	Credit Suisse International	SGD	1,164	835,000	847,102	—	(12,102)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	2,662	1,911,000	1,937,320	—	(26,320)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	1,484	1,066,000	1,080,442	—	(14,442)
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	1,458	1,049,000	1,061,432	—	(12,432)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	1,235	886,000	898,839	—	(12,839)
South African Rand,
Expiring 08/31/20	Goldman Sachs International	ZAR	17,739	1,031,000	1,034,222	—	(3,222)
Expiring 09/16/20	Barclays Bank PLC	ZAR	114,153	6,720,809	6,643,740	77,069	—
Expiring 09/16/20	Barclays Bank PLC	ZAR	5,843	339,000	340,042	—	(1,042)
Expiring 09/16/20	Citibank, N.A.	ZAR	10,696	626,000	622,487	3,513	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ZAR	10,542	610,000	613,531	—	(3,531)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	15,728	939,136	915,374	23,762	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	9,033	521,439	525,711	—	(4,272)
Expiring 09/30/20	Barclays Bank PLC	ZAR	20,493	1,321,557	1,190,861	130,696	—
Expiring 09/30/20	Goldman Sachs International	ZAR	26,420	1,651,000	1,535,282	115,718	—
Expiring 09/30/20	Morgan Stanley & Co. International PLC	ZAR	89,765	6,105,000	5,216,264	888,736	—
Expiring 01/29/21	Deutsche Bank AG	ZAR	143,766	9,153,000	8,253,077	899,923	—
Expiring 01/29/21	Morgan Stanley & Co. International PLC	ZAR	79,569	5,129,000	4,567,743	561,257	—
Expiring 02/26/21	Bank of America, N.A.	ZAR	83,161	4,252,223	4,760,572	—	(508,349)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/26/21	Barclays Bank PLC	ZAR	20,579	$ 1,158,651	$ 1,178,069	$ —	$ (19,418)
Expiring 02/26/21	Goldman Sachs International	ZAR	77,385	4,439,000	4,429,943	9,057	—
Expiring 02/26/21	Goldman Sachs International	ZAR	47,013	2,484,000	2,691,269	—	(207,269)
Expiring 04/29/21	Goldman Sachs International	ZAR	12,001	670,000	682,789	—	(12,789)
Expiring 12/23/21	Barclays Bank PLC	ZAR	44,623	2,407,116	2,478,979	—	(71,863)
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	430,637	58,363	—
South Korean Won,
Expiring 08/31/20	Citibank, N.A.	KRW	456,170	378,000	381,733	—	(3,733)
Expiring 08/31/20	HSBC Bank USA, N.A.	KRW	521,060	434,000	436,034	—	(2,034)
Expiring 08/31/20	JPMorgan Chase Bank, N.A.	KRW	489,702	407,000	409,793	—	(2,793)
Expiring 08/31/20	Morgan Stanley & Co. International PLC	KRW	931,661	768,000	779,632	—	(11,632)
Expiring 09/16/20	Barclays Bank PLC	KRW	800,420	667,000	669,911	—	(2,911)
Expiring 09/16/20	Credit Suisse International	KRW	1,783,906	1,477,000	1,493,038	—	(16,038)
Expiring 09/16/20	Goldman Sachs International	KRW	935,583	783,000	783,035	—	(35)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	912,090	759,000	763,373	—	(4,373)
Expiring 10/30/20	Citibank, N.A.	KRW	8,968,024	7,636,000	7,507,391	128,609	—
Expiring 10/30/20	Citibank, N.A.	KRW	6,435,228	5,249,048	5,387,115	—	(138,067)
Expiring 10/30/20	Deutsche Bank AG	KRW	8,680,971	7,503,000	7,267,091	235,909	—
Expiring 04/29/21	Citibank, N.A.	KRW	2,817,066	2,327,000	2,361,968	—	(34,968)
Expiring 04/29/21	JPMorgan Chase Bank, N.A.	KRW	4,492,927	3,756,000	3,767,093	—	(11,093)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	7,416,216	6,205,000	6,220,566	—	(15,566)
Expiring 07/30/21	Deutsche Bank AG	KRW	7,666,728	6,536,000	6,431,910	104,090	—
Swedish Krona,
Expiring 10/19/20	Citibank, N.A.	SEK	6,632	750,000	755,967	—	(5,967)
Swiss Franc,
Expiring 10/19/20	BNP Paribas S.A.	CHF	617	658,000	676,030	—	(18,030)
Expiring 10/19/20	Citibank, N.A.	CHF	1,767	1,883,000	1,937,027	—	(54,027)
Expiring 10/19/20	Citibank, N.A.	CHF	1,263	1,368,000	1,384,631	—	(16,631)
Expiring 10/19/20	Citibank, N.A.	CHF	986	1,052,000	1,080,442	—	(28,442)
Expiring 10/19/20	Goldman Sachs International	CHF	1,782	1,893,000	1,952,992	—	(59,992)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	CHF	980	$ 1,072,000	$ 1,074,060	$ —	$ (2,060)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	4,763	5,089,062	5,220,626	—	(131,564)
Expiring 10/30/20	Bank of America, N.A.	CHF	8,238	8,718,000	9,030,722	—	(312,722)
Expiring 10/30/20	Morgan Stanley & Co. International PLC	CHF	2,938	3,097,043	3,221,106	—	(124,063)
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	26,407	846,000	846,724	—	(724)
Expiring 09/16/20	Credit Suisse International	THB	19,039	610,000	610,473	—	(473)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	66,239	2,129,000	2,123,948	5,052	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	41,884	1,345,127	1,343,001	2,126	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	20,597	660,000	660,444	—	(444)
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	6,591	939,142	930,898	8,244	—
Expiring 09/16/20	Barclays Bank PLC	TRY	29,646	4,251,578	4,095,393	156,185	—
Expiring 09/16/20	Barclays Bank PLC	TRY	8,026	1,127,000	1,108,807	18,193	—
Expiring 09/16/20	Barclays Bank PLC	TRY	7,343	1,039,000	1,014,334	24,666	—
Expiring 09/16/20	Barclays Bank PLC	TRY	7,290	1,047,000	1,007,116	39,884	—
Expiring 09/16/20	Barclays Bank PLC	TRY	6,565	926,000	906,958	19,042	—
Expiring 09/16/20	Barclays Bank PLC	TRY	6,048	863,000	835,478	27,522	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,894	834,000	814,237	19,763	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,624	805,000	776,981	28,019	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,445	783,000	752,178	30,822	—
Expiring 09/16/20	Barclays Bank PLC	TRY	5,180	740,000	715,651	24,349	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,936	707,000	681,816	25,184	—
Expiring 09/16/20	Barclays Bank PLC	TRY	4,076	581,000	563,033	17,967	—
Expiring 09/16/20	Barclays Bank PLC	TRY	2,737	389,000	378,099	10,901	—
Expiring 09/16/20	Barclays Bank PLC	TRY	2,318	330,000	320,251	9,749	—
Expiring 09/16/20	Citibank, N.A.	TRY	1,782	257,000	246,184	10,816	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	12,363	1,774,047	1,707,913	66,134	—
Expiring 10/30/20	Deutsche Bank AG	TRY	6,298	829,000	852,884	—	(23,884)
Expiring 10/30/20	Goldman Sachs International	TRY	4,906	707,000	664,322	42,678	—
Expiring 12/23/20	Deutsche Bank AG	TRY	6,842	1,041,000	900,566	140,434	—
Expiring 02/26/21	Citibank, N.A.	TRY	28,332	3,483,000	3,606,092	—	(123,092)
Expiring 02/26/21	Citibank, N.A.	TRY	15,186	1,803,614	1,932,894	—	(129,280)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/26/21	Goldman Sachs International	TRY	20,013	$ 3,005,000	$ 2,547,248	$ 457,752	$ —
Expiring 02/26/21	JPMorgan Chase Bank, N.A.	TRY	19,750	2,372,386	2,513,750	—	(141,364)
Expiring 02/26/21	Morgan Stanley & Co. International PLC	TRY	67,636	9,365,000	8,608,545	756,455	—
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,146,406	117,594	—
				$1,001,426,733	$991,050,066	30,983,721	(20,607,054)
						$41,756,994	$(52,593,591)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/31/20	Buy	EUR	4,722	ZAR	91,087	$ 255,197	$ —	Morgan Stanley & Co. International PLC
08/31/20	Buy	ZAR	40,549	EUR	2,298	—	(344,526)	Goldman Sachs International
09/30/20	Buy	GBP	237	JPY	32,118	6,691	—	Bank of America, N.A.
09/30/20	Buy	GBP	2,436	JPY	323,817	128,354	—	Bank of America, N.A.
09/30/20	Buy	JPY	52,751	GBP	403	—	(28,988)	Bank of America, N.A.
09/30/20	Buy	JPY	315,601	GBP	2,217	80,734	—	Bank of America, N.A.
10/19/20	Buy	CZK	20,902	EUR	791	4,644	—	HSBC Bank USA, N.A.
10/30/20	Buy	EUR	8,940	GBP	7,848	273,777	—	Morgan Stanley & Co. International PLC
10/30/20	Buy	GBP	6,115	EUR	7,119	—	(393,657)	Bank of America, N.A.
11/27/20	Buy	AUD	5,929	JPY	441,711	57,690	—	Morgan Stanley & Co. International PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
11/30/20	Buy	JPY	1,016,141	AUD	12,805	$ 464,200	$ —	Morgan Stanley & Co. International PLC
12/23/20	Buy	EUR	572	ZAR	10,356	79,161	—	Goldman Sachs International
12/23/20	Buy	EUR	1,187	ZAR	20,389	227,781	—	Morgan Stanley & Co. International PLC
12/30/20	Buy	JPY	154,422	AUD	2,095	—	(35,155)	Deutsche Bank AG
12/30/20	Buy	JPY	771,852	AUD	10,480	—	(181,812)	Deutsche Bank AG
01/29/21	Buy	AUD	766	JPY	55,707	19,705	—	Morgan Stanley & Co. International PLC
01/29/21	Buy	AUD	5,348	JPY	360,776	404,338	—	Deutsche Bank AG
05/28/21	Buy	AUD	3,758	JPY	274,221	82,631	—	Deutsche Bank AG
05/28/21	Buy	AUD	35,699	JPY	2,280,809	3,861,578	—	Citibank, N.A.
05/28/21	Buy	JPY	389,110	AUD	5,610	—	(315,575)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	1,850,589	AUD	27,095	—	(1,796,756)	Deutsche Bank AG
07/30/21	Buy	AUD	7,614	JPY	525,556	447,965	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	704,780	AUD	9,748	—	(270,292)	Morgan Stanley & Co. International PLC
01/28/22	Buy	JPY	95,923	AUD	1,415	—	(96,151)	Deutsche Bank AG
01/28/22	Buy	JPY	162,036	AUD	2,167	—	(3,042)	Deutsche Bank AG
05/31/22	Buy	JPY	263,742	AUD	3,658	—	(91,546)	Goldman Sachs International
10/31/23	Buy	AUD	6,309	JPY	422,703	399,962	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(482,456)	Morgan Stanley & Co. International PLC
						$6,794,408	$(4,039,956)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	06/20/23	1.000%(Q)	3,750	0.326%	$ 77,519	$ (2,441)	$ 79,960	Barclays Bank PLC
People’s Republic of China (D01)	06/20/23	1.000%(Q)	13,750	0.195%	337,151	(8,949)	346,100	Barclays Bank PLC
Republic of Brazil (D01)	06/20/23	1.000%(Q)	18,750	1.589%	(293,458)	(12,203)	(281,255)	Barclays Bank PLC
Republic of Chile (D01)	06/20/23	1.000%(Q)	3,750	0.377%	71,990	(2,441)	74,431	Barclays Bank PLC
Republic of Colombia (D01)	06/20/23	1.000%(Q)	5,000	0.774%	38,139	(3,254)	41,393	Barclays Bank PLC
Republic of Indonesia (D01)	06/20/23	1.000%(Q)	5,000	0.658%	54,877	(3,254)	58,131	Barclays Bank PLC
Republic of Panama (D01)	06/20/23	1.000%(Q)	3,750	0.539%	54,220	(2,441)	56,661	Barclays Bank PLC
Republic of Peru (D01)	06/20/23	1.000%(Q)	3,750	0.438%	65,297	(2,441)	67,738	Barclays Bank PLC
Republic of Philippines (D01)	06/20/23	1.000%(Q)	3,750	0.309%	79,344	(2,441)	81,785	Barclays Bank PLC
Republic of South Africa (D01)	06/20/23	1.000%(Q)	11,250	2.574%	(481,951)	(7,322)	(474,629)	Barclays Bank PLC
Republic of Turkey (D01)	06/20/23	1.000%(Q)	17,500	5.436%	(2,031,258)	(11,389)	(2,019,869)	Barclays Bank PLC
Russian Federation (D01)	06/20/23	1.000%(Q)	11,250	0.671%	119,464	(7,322)	126,786	Barclays Bank PLC
United Mexican States (D01)	06/20/23	1.000%(Q)	16,250	0.914%	58,396	(10,576)	68,972	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/23	1.000%(Q)	3,000	0.326%	62,015	(3,459)	65,474	Citibank, N.A.
People’s Republic of China (D02)	06/20/23	1.000%(Q)	11,000	0.195%	269,721	(12,682)	282,403	Citibank, N.A.
Republic of Brazil (D02)	06/20/23	1.000%(Q)	15,000	1.589%	(234,766)	(17,293)	(217,473)	Citibank, N.A.
Republic of Chile (D02)	06/20/23	1.000%(Q)	3,000	0.377%	57,592	(3,459)	61,051	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D02)	06/20/23	1.000%(Q)	4,000	0.774%	$ 30,510	$ (4,612)	$ 35,122	Citibank, N.A.
Republic of Indonesia (D02)	06/20/23	1.000%(Q)	4,000	0.658%	43,901	(4,612)	48,513	Citibank, N.A.
Republic of Panama (D02)	06/20/23	1.000%(Q)	3,000	0.539%	43,376	(3,459)	46,835	Citibank, N.A.
Republic of Peru (D02)	06/20/23	1.000%(Q)	3,000	0.438%	52,237	(3,459)	55,696	Citibank, N.A.
Republic of Philippines (D02)	06/20/23	1.000%(Q)	3,000	0.309%	63,475	(3,459)	66,934	Citibank, N.A.
Republic of South Africa (D02)	06/20/23	1.000%(Q)	9,000	2.574%	(385,561)	(10,376)	(375,185)	Citibank, N.A.
Republic of Turkey (D02)	06/20/23	1.000%(Q)	14,000	5.436%	(1,625,007)	(16,140)	(1,608,867)	Citibank, N.A.
Russian Federation (D02)	06/20/23	1.000%(Q)	9,000	0.671%	95,572	(10,376)	105,948	Citibank, N.A.
United Mexican States (D02)	06/20/23	1.000%(Q)	13,000	0.914%	46,716	(14,988)	61,704	Citibank, N.A.
					$(3,330,489)	$(184,848)	$(3,145,641)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.29.V1 (D01)	06/20/23	1.000%(Q)	117,500	$1,823,067	$(21,774)	$1,844,841	Barclays Bank PLC
CDX.EM.29.V1 (D02)	06/20/23	1.000%(Q)	94,000	1,458,454	1,391	1,457,063	Citibank, N.A.
				$3,281,521	$(20,383)	$3,301,904
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Acas CLO Ltd.	08/26/20	0.500%(Q)	367	0.500%	$ 148	$ —	$ 148	Goldman Sachs International
Alcentra CLO	08/26/20	1.000%(Q)	121	*	98	—	98	Goldman Sachs International
Alcentra CLO	08/26/20	0.500%(Q)	90	*	36	—	36	Goldman Sachs International
AMMC CLO Ltd.	08/26/20	0.500%(Q)	11	0.500%	5	—	5	Goldman Sachs International
AXA CLO	08/26/20	1.000%(Q)	105	1.000%	84	—	84	Goldman Sachs International
Bain CLO	08/26/20	0.500%(Q)	501	*	202	—	202	Goldman Sachs International
Bardin Hill CLO	08/26/20	0.500%(Q)	322	0.500%	130	—	130	Goldman Sachs International
Bardin Hill CLO	08/26/20	1.000%(Q)	96	*	77	—	77	Goldman Sachs International
BlueMountain CLO	08/26/20	0.500%(Q)	45	0.500%	18	—	18	Goldman Sachs International
Canyon CLO	08/26/20	0.500%(Q)	64	0.500%	26	—	26	Goldman Sachs International
Carlson CLO	08/26/20	1.000%(Q)	99	1.000%	80	—	80	Goldman Sachs International
Carlyle CLO	08/26/20	0.500%(Q)	153	*	62	—	62	Goldman Sachs International
Carlyle CLO	08/26/20	1.000%(Q)	31	*	25	—	25	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/28/20	1.250%(Q)	374	*	$ 402	$ —	$ 402	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(Q)	192	*	206	—	206	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(Q)	156	14.577%	168	—	168	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(Q)	133	*	143	—	143	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(Q)	133	*	143	—	143	Goldman Sachs International
Covenant	08/26/20	0.500%(Q)	58	*	24	—	24	Goldman Sachs International
Crescent CLO	08/26/20	1.000%(Q)	133	0.500%	107	—	107	Goldman Sachs International
CSAM CLO	08/26/20	0.500%(Q)	150	*	60	—	60	Goldman Sachs International
DFG CLO	08/26/20	0.500%(Q)	239	0.500%	96	—	96	Goldman Sachs International
Doubleline	08/26/20	0.500%(Q)	45	0.500%	18	—	18	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(Q)	827	1.000%	666	—	666	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(Q)	598	1.000%	481	—	481	Goldman Sachs International
Fort Washington CLO	08/26/20	1.000%(Q)	220	*	177	—	177	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Garrison CLO	08/26/20	0.500%(Q)	57	0.500%	$ 23	$ —	$ 23	Goldman Sachs International
GLG Silvermine CLO	08/26/20	0.500%(Q)	183	0.500%	74	—	74	Goldman Sachs International
GS Mortgage Securities Trust	08/28/20	1.250%(Q)	416	11.990%	448	—	448	Goldman Sachs International
Guggenheim CLO	08/26/20	0.500%(Q)	603	0.500%	243	—	243	Goldman Sachs International
HPS CLO	08/26/20	0.500%(Q)	22	0.500%	9	—	9	Goldman Sachs International
ICG CLO	08/26/20	0.500%(Q)	165	*	67	—	67	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(Q)	269	*	290	—	290	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(Q)	108	*	116	—	116	Goldman Sachs International
LCM CLO	08/26/20	1.000%(Q)	116	0.500%	93	—	93	Goldman Sachs International
LCM CLO	08/26/20	1.000%(Q)	66	*	53	—	53	Goldman Sachs International
Loomis Sayles & Company LP	08/26/20	0.500%(Q)	27	0.500%	11	—	11	Goldman Sachs International
MJX CLO	08/26/20	1.000%(Q)	191	*	154	—	154	Goldman Sachs International
MJX CLO	08/26/20	1.000%(Q)	120	*	96	—	96	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
MJX CLO	08/26/20	0.500%(Q)	112	0.500%	$ 45	$ —	$ 45	Goldman Sachs International
MJX CLO	08/26/20	1.000%(Q)	109	*	87	—	87	Goldman Sachs International
MJX CLO	08/26/20	1.000%(Q)	93	*	75	—	75	Goldman Sachs International
Morgan Stanley BAML Trust	08/28/20	1.250%(Q)	192	6.940%	207	—	207	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(Q)	177	*	190	—	190	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(Q)	109	*	117	—	117	Goldman Sachs International
Neuberger Berman CLO Ltd.	08/26/20	0.500%(Q)	207	0.500%	83	—	83	Goldman Sachs International
Neuberger CLO	08/26/20	0.500%(Q)	434	*	175	—	175	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(Q)	224	1.000%	180	—	180	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(Q)	181	1.000%	146	—	146	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(Q)	727	*	293	—	293	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(Q)	590	*	238	—	238	Goldman Sachs International
Octagon CLO	08/26/20	1.000%(Q)	169	1.000%	136	—	136	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ONEX CLO	08/26/20	0.500%(Q)	239	*	$ 96	$ —	$ 96	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(Q)	29	*	23	—	23	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(Q)	19	1.000%	16	—	16	Goldman Sachs International
Par-Four	08/26/20	0.500%(Q)	875	*	352	—	352	Goldman Sachs International
Pretium	08/26/20	0.500%(Q)	2,580	0.500%	1,039	—	1,039	Goldman Sachs International
Providence CLO	08/26/20	1.000%(Q)	99	1.000%	79	—	79	Goldman Sachs International
Providence CLO	08/26/20	1.000%(Q)	83	1.000%	67	—	67	Goldman Sachs International
Sallie Mae Bank	08/28/20	1.750%(Q)	10,699	*	17,679	(501)	18,180	Goldman Sachs International
Saratoga CLO	08/26/20	0.500%(Q)	2,258	*	909	—	909	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(Q)	136	0.500%	55	—	55	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(Q)	22	0.500%	9	—	9	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(Q)	175	*	141	—	141	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(Q)	127	*	102	—	102	Goldman Sachs International

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Steele Creek	08/26/20	0.500%(Q)	640	*	$ 258	$ —	$ 258	Goldman Sachs International
Steele Creek	08/26/20	0.500%(Q)	235	*	95	—	95	Goldman Sachs International
Symphony CLO	08/26/20	1.000%(Q)	169	*	136	—	136	Goldman Sachs International
THL CLO	08/26/20	0.500%(Q)	91	*	37	—	37	Goldman Sachs International
TPG CLO	08/26/20	0.500%(Q)	1,187	*	478	—	478	Goldman Sachs International
Trimaran CLO	08/26/20	1.000%(Q)	198	*	159	—	159	Goldman Sachs International
Wellfleet CLO	08/26/20	0.500%(Q)	23	*	9	—	9	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(Q)	545	*	587	—	587	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(Q)	121	*	130	—	130	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(Q)	99	*	106	—	106	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	08/28/20	1.250%(Q)	51	*	54	—	54	Goldman Sachs International
					$29,947	$(501)	$30,448

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	06/20/23	1.000%(Q)	1,000	$ (3,148)	$ 57,349	$ (60,497)	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	(91,637)	(64,590)	(27,047)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,400	(5,031)	5,138	(10,169)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(4,977)	12,613	(17,590)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,653)	4,699	(6,352)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(1,653)	4,308	(5,961)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(1,636)	1,552	(3,188)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(862)	881	(1,743)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,000	11,880	(10,444)	22,324	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	5,251	2,720	2,531	Citibank, N.A.
				$(93,466)	$ 14,226	$(107,692)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	5,300	2.725%	$ (118,230)	$ 39,962	$ (158,192)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,000	1.109%	(1,998)	(71,544)	69,546	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	10,000	1.699%	(347,285)	(1,431,612)	1,084,327	Bank of America, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	3,700	1.699%	(128,495)	(529,886)	401,391	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	885	0.728%	10,305	3,158	7,147	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	4,400	0.459%	73,727	44,619	29,108	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	4.966%	(989,593)	(819,935)	(169,658)	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	4.966%	(121,998)	(43,114)	(78,884)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	4.966%	(120,950)	(51,309)	(69,641)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	4.966%	(40,317)	(17,527)	(22,790)	Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	4.966%	$ (40,316)	$ (17,209)	$ (23,107)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	4.966%	(39,793)	(14,129)	(25,664)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	4.966%	(20,420)	(7,212)	(13,208)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	5.319%	(164,653)	(45,829)	(118,824)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	5.319%	(72,472)	(36,437)	(36,035)	Citibank, N.A.
Republic of Indonesia	09/20/20	1.000%(Q)	8,000	0.285%	16,984	(28,271)	45,255	Barclays Bank PLC
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.413%	31,838	28,472	3,366	BNP Paribas S.A.
United Mexican States	12/20/20	1.000%(Q)	7,000	0.373%	25,059	(26,438)	51,497	Goldman Sachs International
					$(2,048,607)	$(3,024,241)	$ 975,634

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	174,375	$(223,081)	$270,244	$493,325

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$159,690	$ 714,523	$(554,833)	Morgan Stanley & Co. International PLC

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	$143,720	$ 239,971	$ (96,251)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	64,153	205,074	(140,921)	Goldman Sachs International
				$367,563	$1,159,568	$(792,005)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^††	12/20/20	0.000%	23,747	*	$ (4,456)	$ (5,343)	$ 887	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	10,000	*	(58,675)	109,574	(168,249)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	(11,735)	(64,794)	53,059	JPMorgan Securities LLC
					$(74,866)	$ 39,437	$(114,303)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
††	See the table below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of CDX.Beijing 1Y 30% - 100% Index credit default swap with Citibank, N.A, as of July 31, 2020, termination date 12/20/20:
Credit Default Swaps:
Reference Entity	Shares	Market Value	% of Total Index Value
TUI AG	1,000,000	$ (172,667)	1.10%
Transocean, Inc.	1,000,000	(79,073)	1.10%
Royal Caribbean Cruises Ltd.	1,000,000	(34,916)	1.10%
United States Steel Corp.	1,000,000	(28,907)	1.10%
Iceland Bondco PLC	1,000,000	(20,972)	1.10%
Avis Budget Group, Inc.	1,000,000	(17,741)	1.10%
Rolls-Royce PLC	1,000,000	(16,364)	1.10%
Nordstrom, Inc.	1,000,000	(9,154)	1.10%
Ford Motor Co.	1,000,000	(7,123)	1.10%
Realogy Group LLC	1,000,000	(6,797)	1.10%
Ford Motor Credit Co. LLC	1,000,000	(6,412)	1.10%
Hapag-Lloyd AG	1,000,000	(6,268)	1.10%
Stonegate Pub Company Financing PLC	1,000,000	(5,683)	1.10%
Univision Communications, Inc.	1,000,000	(5,540)	1.10%
Murphy Oil Corp.	1,000,000	(5,301)	1.10%
Renault SA	1,000,000	(4,758)	1.10%
CIT Group, Inc.	1,000,000	(4,124)	1.10%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Reference Entity	Notional	Market Value	% of Total Index Value
Valeo SA	1,000,000	(4,085)	1.10%
thyssenkrupp AG	1,000,000	(3,867)	1.10%
Goodyear Tire & Rubber Co. (The)	1,000,000	(3,771)	1.10%
Expedia Group, Inc.	1,000,000	(3,325)	1.10%
American Axle & Manufacturing, Inc.	1,000,000	(3,278)	1.10%
INEOS Group Holdings SA	1,000,000	(3,034)	1.10%
Next PLC	1,000,000	(2,956)	1.10%
General Motors Co.	1,000,000	(2,704)	1.10%
Ovintiv, Inc.	500,000	(2,663)	0.55%
Vale SA	1,000,000	(2,645)	1.10%
Xerox Corp.	1,000,000	(2,616)	1.10%
Toll Brothers, Inc.	1,000,000	(2,402)	1.10%
Altice France SA	1,000,000	(2,291)	1.10%
Banco de Sabadell SA	1,000,000	(2,227)	1.10%
UPC Holding BV	1,000,000	(2,167)	1.10%
Ceconomy AG	1,000,000	(2,122)	1.10%
Gap, Inc. (The)	1,000,000	(2,094)	1.10%
Aegon NV	1,000,000	(2,031)	1.10%
Arconic, Inc.	1,000,000	(1,983)	1.10%
Liberty Interactive LLC	1,000,000	(1,972)	1.10%
Volkswagen AG	1,000,000	(1,891)	1.10%
Meritor, Inc.	1,000,000	(1,747)	1.10%
Ovintiv Canada ULC	500,000	(1,737)	0.55%
Premier Foods PLC	1,000,000	(1,701)	1.10%
Matterhorn Telecom Holding S.A	1,000,000	(1,634)	1.10%
Ally Financial, Inc.	1,000,000	(1,628)	1.10%
America Movil SAB de CV	1,000,000	(1,603)	1.10%
International Lease Finance Corp.	1,000,000	(1,439)	1.10%
Cooper Tire & Rubber Co.	1,000,000	(1,427)	1.10%
Sealed Air Corp.	1,000,000	(1,411)	1.10%
The Goldman Sachs Group, Inc.	1,000,000	(1,377)	1.10%
Yum! Brands, Inc.	1,000,000	(1,363)	1.10%
AT&T Inc.	1,000,000	$ (1,274)	1.10%
		$ 506,265
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	16,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (74)	$ 541,858	$ 541,932
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	741,809	741,809
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	361,612	361,612

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	$ —	$ 418,704	$ 418,704
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	333,977	333,977
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	143	109,740	109,597
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	306,084	306,084
CNH	43,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33)	102,255	102,288
CNH	37,800	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(19)	69,750	69,769
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	201,872	201,872
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	252,194	252,194
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	140,336	140,336
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	106,579	106,579
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	141,079	141,079
EUR	17,665	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(92,520)	(76,583)	15,937
EUR	20,545	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	43,876	(247,725)	(291,601)
EUR	15,410	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(342,416)	(566,967)	(224,551)
EUR	350	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	73,044	99,240	26,196
EUR	1,171	07/04/44	0.020%(A)	1 Day USOIS(1)(A)	—	(41,764)	(41,764)
GBP	4,050	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(128,381)	(217,130)	(88,749)
GBP	4,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(91,874)	(320,734)	(228,860)
GBP	4,465	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(300,329)	(568,456)	(268,127)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	$ (61,374)	$ (218,028)	$ (156,654)
HUF	277,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	44,363	44,363
HUF	4,370,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	711,715	711,715
HUF	1,234,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	280,626	280,626
JPY	7,870,930	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(10,048)	(10,048)
NZD	6,000	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	373,844	373,844
	540,245	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	297,507	10,475,541	10,178,034
	387,600	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	932,727	8,233,170	7,300,443
	153,360	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(2,649,463)	(11,843,949)	(9,194,486)
	36,550	09/09/24	2.558%(S)	3 Month LIBOR(1)(Q)	(584,659)	(3,872,769)	(3,288,110)
	4,300	02/23/25	2.232%(S)	3 Month LIBOR(1)(Q)	181	(431,579)	(431,760)
	44,450	02/25/25	2.208%(S)	3 Month LIBOR(1)(Q)	453	(4,406,246)	(4,406,699)
	18,535	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	56,383	(2,299,839)	(2,356,222)
	5,554	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,728)	(755,661)	(747,933)
	9,360	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(1,110,596)	(1,110,596)
	44,715	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(540,639)	(9,225,613)	(8,684,974)
	165,270	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	(2,793,744)	(22,601,044)	(19,807,300)
	8,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(955,949)	(955,949)
	2,401	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(13,049)	24,815	37,864
	36,820	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	2,359,433	(15,180,150)	(17,539,583)
ZAR	190,600	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(6,591)	(58,102)	(51,511)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	76,100	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	$ (3,361)	$ 220,093	$ 223,454
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(29,565)	288,003	317,568
ZAR	52,900	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,361	181,246	179,885
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(496)	233,703	234,199
ZAR	36,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(342)	164,556	164,898
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	220,361	220,361
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(224)	106,882	107,106
ZAR	19,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(84)	143,456	143,540
ZAR	45,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(932)	476,832	477,764
ZAR	114,100	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,230)	29,961	33,191
					$(3,886,019)	$(48,872,676)	$(44,986,657)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	3,200	$(14,447)	$(7,836)	$(6,611)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).